UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2007	(3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Managers Value Fund - 9/30/2007

Security Description	Shares		Value
Common Stocks - 98.1%
Consumer Discretionary - 12.0%
Abercrombie & Fitch Co.	19,300		$1,557,510
Comcast Corp., Special Class A*	44,640		1,069,574
J.C. Penney Co., Inc.	23,650		1,498,700
Jarden Corp.*	35,450		1,096,823
Lowe’s Co., Inc.	34,040		953,801
Rent-A-Center, Inc.*	35,550	[2]	644,522
Time Warner Co., Inc.	62,900		1,154,844
Wyndham Worldwide Corp.*	21,602		707,682
Total Consumer Discretionary			8,683,456
Consumer Staples - 4.2%
CVS Corp.	31,640		1,253,893
Kraft Foods, Inc.	25,800		890,358
Procter & Gamble Co.	12,200		858,148
Total Consumer Staples			3,002,399
Energy - 10.7%
Baker Hughes, Inc.	7,910		714,827
BJ Services Co.	14,200	[2]	377,010
ChevronTexaco Corp.	32,300		3,022,634
ConocoPhillips Co.	30,930		2,714,726
Devon Energy Corp.	10,860		903,552
Total Energy			7,732,749
Financials - 27.8%
ACE Ltd.	24,350		1,474,880
American Express Co.	16,570		983,761
American International Group, Inc.	49,520		3,350,028
Bank of America Corp.	57,900		2,910,633
Bear, Stearns & Co., Inc.	9,300	[2]	1,142,133
Capital One Financial Corp.	18,403		1,222,511
Citigroup, Inc.	61,741		2,881,452
Fannie Mae Co.	30,700		1,866,867
Goldman Sachs Group, Inc.	4,200	[2]	910,308
MBIA, Inc.	26,300		1,605,615
Merrill Lynch & Co., Inc.	23,800		1,696,464
Total Financials			20,044,652
Health Care - 9.0%
Abbott Laboratories Co.	18,650		1,000,013
Covidien, Ltd.*	18,815		780,822
GlaxoSmithKline PLC, Sponsored ADR	26,000		1,383,201
Johnson & Johnson Co.	11,410		749,637
McKesson Corp.	14,200		834,818
Pfizer, Inc.	32,300		789,089
UnitedHealth Group, Inc.	19,540		946,322
Total Health Care			6,483,902
Industrials - 10.9%
Emerson Electric Co.	10,500		558,810
Empresa Brasileira de Aeronautica, S.A.	30,050	[2]	1,319,796
General Electric Co.	31,875		1,319,625
Tyco International, Ltd.	22,325	[2]	989,890
United Parcel Service, Inc., Class B	14,230	[2]	1,068,673
United Technologies Corp.	15,500		1,247,440
Wesco International, Inc.*	31,400		1,348,316
Total Industrials			7,852,550

Managers Value Fund - 9/30/2007

Security Description	Shares	Value
Information Technology - 12.8%
Cisco Systems, Inc.*	38,800	$1,284,668
Ingram Micro, Inc., Class A*	70,400	1,380,544
International Business Machines Corp.	6,080	716,224
Nokia Corp., Sponsored ADR	72,200	2,738,547
Oracle Corp.*	32,900	712,285
QUALCOMM, Inc.	17,100	722,646
Symantec Corp.*	36,830	713,765
Tyco Electronics Ltd.	1,005	35,607
Xerox Corp.*	55,110	955,607
Total Information Technology		9,259,893
Materials - 7.1%
Alcoa, Inc.	17,920	701,030
Cemex SAB de C.V.*	31,955	956,094
Dow Chemical Co.	28,000	1,205,680
E.I. du Pont de Nemours & Co., Inc.	22,450	1,112,622
PPG Industries, Inc.	14,700	1,110,585
Total Materials		5,086,011
Telecommunication Services - 2.2%
Verizon Communications, Inc.	36,200	1,602,936
Utilities - 1.4%
Exelon Corp.	13,200	994,752
Total Common Stocks (cost $56,195,024)		70,743,300
Other Investment Companies - 9.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	6,224,762	6,224,762
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	805,872	805,872
Total Other Investment Companies (cost $7,030,634)		7,030,634
Total Investments - 107.8% (cost $63,225,658)		77,773,934
Other Assets, less Liabilities - (7.8)%		(5,619,446)
Net Assets - 100.0%		$72,154,488

Managers AMG Essex Large Cap Growth Fund - 9/30/2007

Security Description	Shares		Value
Common Stocks - 119.9%
Consumer Discretionary - 9.1%
Coach, Inc.*	20,121		$951,120
International Game Technology	23,290	[2]	1,003,799
Kohl’s Corp.*	29,568		1,695,133
News Corp., Inc., Class A	60,246	[2]	1,324,810
Total Consumer Discretionary			4,974,862
Consumer Staples - 7.9%
CVS Corp.	43,204		1,712,174
PepsiCo, Inc.	14,708		1,077,508
Procter & Gamble Co.	22,411		1,576,390
Total Consumer Staples			4,366,072
Energy - 6.1%
Chesapeake Energy Corp.	25,915	[2]	913,763
Schlumberger Ltd.	10,469		1,099,245
Southwestern Energy Co.*	32,582		1,363,557
Total Energy			3,376,565
Financials - 3.1%
CB Richard Ellis Group, Inc.*	23,431		652,319
CME Group, Inc.	1,759		1,033,149
Total Financials			1,685,468
Health Care - 21.6%
Abbott Laboratories Co.	28,439		1,524,899
Alcon, Inc.	7,001		1,007,584
Baxter International, Inc.	18,561		1,044,613
Celgene Corp.*	21,784	[2]	1,553,417
Covance, Inc.*	15,922	[2]	1,240,324
Exelixis, Inc.*	15,051		159,390
Genentech, Inc.*	24,529	[2]	1,913,752
Gilead Sciences, Inc.*	34,778		1,421,377
Medco Health Solutions, Inc.*	8,284		748,791
Vertex Pharmaceuticals, Inc.*	32,890	[2]	1,263,305
Total Health Care			11,877,452
Industrials - 19.3%
AMR Corp.*	57,438		1,280,293
Boeing Co., The	9,987		1,048,535
Deere & Co.	15,530		2,304,962
Dryships, Inc.	7,481	[2]	679,649
Foster Wheeler Ltd.*	8,364	[2]	1,098,026
General Cable Corp.*	19,483	[2]	1,307,699
General Electric Co.	51,408		2,128,291
Sunpower Corp., Class A*	9,324	[2]	772,214
Total Industrials			10,619,669
Information Technology - 42.3%
Adobe Systems, Inc.*	28,686	[2]	1,252,431
BEA Systems, Inc.*	181,291		2,514,506
Brocade Communications Systems, Inc.*	205,911		1,762,598
Cisco Systems, Inc.*	71,236		2,358,624
Corning, Inc.*	65,632		1,617,829
Cree, Inc.*	12,663	[2]	393,819
Dell, Inc.*	55,197		1,523,437
Google, Inc.*	5,256		2,981,571
Intel Corp.	67,881		1,755,403
McAfee, Inc.*	17,692		616,920

Managers AMG Essex Large Cap Growth Fund - 9/30/2007

Security Description	Shares		Value
Information Technology - 42.3% (continued)
Nvidia Corp.*	32,397	[2]	$1,174,067
QUALCOMM, Inc.	35,443		1,497,821
Research In Motion Ltd.*	30,744		3,029,821
Vmware, Inc., Class A*	8,994	[2]	764,490
Total Information Technology			23,243,337
Materials - 4.2%
Mosaic Co.*	23,763		1,271,796
Potash Corp. of Saskatchewan	9,690	[2]	1,024,233
Total Materials			2,296,029
Telecommunication Services - 6.3%
American Tower Corp., Class A*	23,104		1,005,948
MetroPCS Communications, Inc.*	16,356	[2]	446,192
NII Holdings, Inc., Class B*	24,633	[2]	2,023,601
Total Telecommunication Services			3,475,741
Total Common Stocks (cost $53,768,417)			65,915,195
Other Investment Companies - 31.4%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	16,229,808		16,229,808
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	1,030,940		1,030,940
Total Other Investment Companies (cost $17,260,748)			17,260,748
Total Investments - 151.3% (cost $71,029,165)			83,175,943
Other Assets, less Liabilities - (51.3)%			(28,201,912)
Net Assets - 100%			$54,974,031

Managers Small Company Fund - 9/30/2007

Security Description	Shares		Value
Common Stocks - 113.3%
Consumer Discretionary - 14.3%
1-800-FLOWERS.COM, Inc.*	27,409		$317,670
Aaron Rents, Inc.	2,335	[2]	52,070
Arbitron, Inc.	9,650		437,531
BJ’s Restaurants, Inc.*	3,080		64,834
Carter’s, Inc.*	3,710		74,014
Charming Shoppes, Inc.*	18,100	[2]	152,040
Coldwater Creek, Inc.*	6,660		72,328
DeVry, Inc.	10,740		397,487
Fred’s, Inc.	5,910		62,232
GameStop Corp.*	4,870		274,424
Global Traffic Network, Inc.*	2,230		16,725
Life Time Fitness, Inc.*	6,015	[2]	368,961
Multimedia Games, Inc.*	34,420		293,258
O’Reilly Automotive, Inc.*	2,735		91,376
Service Corp. International	53,600		691,440
Shuffle Master, Inc.*	11,810		176,560
Tractor Supply Co.*	5,050		232,754
WABCO Holdings, Inc.	8,930	[2]	417,479
Total Consumer Discretionary			4,193,183
Consumer Staples - 2.8%
Central European Distribution Corp.*	4,081		195,521
Elizabeth Arden, Inc.*	5,730		154,481
Longs Drug Stores Corp.	2,270	[2]	112,751
Performance Food Group Co.*	7,270	[2]	219,044
Sunopta, Inc.*	6,310		91,432
Susser Holdings Corp.*	2,110		44,838
Total Consumer Staples			818,067
Energy - 8.4%
Atwood Oceanics, Inc.*	2,120	[2]	162,307
Clean Energy Fuels Corp.*	4,280		64,799
Core Laboratories N.V.*	1,590	[2]	202,550
Delta Petroleum Corp.*	8,695		156,075
Foundation Coal Holdings, Inc.	5,470		214,424
GMX Resources, Inc.*	4,840		155,703
Niko Resources Ltd.	3,450		337,317
Parallel Petroleum Corp.*	8,455		143,650
Seacor Holdings, Inc.*	2,500	[2]	237,750
Tidewater, Inc.	2,125		133,535
Ultra Petroleum Corp.*	5,455		338,429
Warren Resources, Inc.*	25,070		314,378
Total Energy			2,460,917
Financials - 6.7%
Amcore Financial, Inc.	6,100		152,012
Boston Private Financial Holdings, Inc.	2,405		66,955
Duff & Phelps Corp., Class A	5,830		106,980
Education Realty Trust, Inc.	25,050		338,175
Flushing Financial Corp.	3,530		59,304
Merrill Lynch & Co., Inc.	508		36,210
National Financial Partners Corp.	1,670	[2]	88,477
NorthStar Realty Finance Corp.	38,840		385,681
Signature Bank*	8,060		283,954
Tejon Ranch Co.*	1,880		77,832
UMB Financial Corp.	6,100		261,446
Wilshire Bancorp, Inc.	11,510		126,265
Total Financials			1,983,291
Health Care - 20.0%
Analogic Corp.	4,000		255,040
Bio-Reference Labs, Inc.*	8,890		300,126

Managers Small Company Fund - 9/30/2007

Security Description	Shares		Value
Health Care - 20.0% (continued)
Cambrex Corp.	25,960		$282,704
Cooper Companies, Inc., The	4,715	[2]	247,160
Covance, Inc.*	3,440		267,976
Endo Pharmaceuticals Holdings, Inc.*	6,200		192,262
Haemonetics Corp.*	210		10,378
HealthExtras, Inc.*	7,700		214,291
Healthways, Inc.*	4,890	[2]	263,913
inVentiv Health, Inc.*	5,790		253,718
Inverness Medical Innovations, Inc.*	9,050		500,646
IRIS International, Inc.*	13,300		255,360
K-V Pharmaceutical Co., Class A*	11,900	[2]	340,340
LifeCell Corp.*	6,660		250,216
Martek Biosciences Corp.*	5,980		173,599
Pediatrix Medical Group, Inc.*	3,450		225,699
Phase Forward, Inc.*	4,720		94,447
PSS World Medical, Inc.*	13,955		266,959
Resmed, Inc.*	4,325	[2]	185,413
Respironics, Inc.*	6,155		295,625
Rural/Metro Corp.*	38,060		122,934
SonoSite, Inc.*	17,160		523,724
Sunrise Senior Living, Inc.*	10,350	[2]	366,080
Total Health Care			5,888,610
Industrials - 22.4%
Actuant Corp., Class A*	2,950	[2]	191,662
Advisory Board Co., The*	2,960		173,071
Alliant Techsystems, Inc.*	4,300	[2]	469,990
American Ecology Corp.	16,650		352,814
Carlisle Co., Inc.	2,750		133,650
Chicago Bridge & Iron Co. N.V.	8,315		358,044
ChoicePoint, Inc.*	3,255		123,430
Corrections Corp. of America*	8,644		226,213
DRS Technologies, Inc.	7,700		424,424
EDO Corp.	11,550		646,916
Encore Wire Corp.	12,150		305,330
Goodman Global, Inc.*	6,860		163,817
Healthcare Services Group	6,480		131,350
Hexcel Corp.*	7,380	[2]	167,600
IHS, Inc., Class A*	5,280		298,267
ICT Group, Inc.*	10,730		143,889
Kennametal, Inc.	7,610		639,087
LKQ Corp.	3,140		109,303
Mobile Mini, Inc.*	7,875		190,260
MSC Industrial Direct Co., Class A	5,070		256,491
NCI Building Systems, Inc.*	3,340		144,321
Polypore International, Inc.*	7,730		108,684
Tetra Technologies, Inc.*	9,610		202,963
Toro Co., The	2,060		121,190
UTI Worldwide, Inc.	7,620		175,108
Wabash National Corp.	3,040		34,322
Washington Group International, Inc.*	3,500		307,335
Total Industrials			6,599,531
Information Technology - 30.6%
ACI Worldwide, Inc.*	4,340		96,999
Actuate Corp.*	40,600		261,870
ADC Telecommunications, Inc.*	12,550		246,106
ANSYS, Inc.*	5,910		201,945
Arris Group, Inc.*	24,640		304,304
ATMI, Inc.*	7,145		212,564
Avocent Corp.*	7,050	[2]	205,296

Managers Small Company Fund - 9/30/2007

Security Description	Shares		Value
Information Technology - 30.6% (continued)
Benchmark Electronics, Inc.*	7,875		$187,976
Concur Technologies, Inc.*	3,210		101,179
CyberSource Corp.*	6,350		74,232
Cypress Semiconductor Corp.*	14,450		422,083
DealerTrack Holdings, Inc.*	4,130	[2]	172,964
Diebold, Inc.	8,650		392,883
Diodes, Inc.*	3,172		101,821
DivX, Inc.*	2,510		37,324
DTS, Inc.*	15,810		480,150
Dycom Industries, Inc.*	7,700		235,851
Fair Isaac Corp.	11,300	[2]	408,043
FEI Co.*	4,080		128,234
Harmonic, Inc.*	18,100		192,041
Hypercom Corp.*	56,620		255,922
Insight Enterprises, Inc.*	10,875	[2]	280,684
Internap Network Services Corp.*	4,440		62,915
Ixia, Inc.*	6,790		59,209
Macrovision Corp.*	14,450	[2]	355,904
Microsemi Corp.*	6,930	[2]	193,208
MPS Group, Inc.*	10,190		113,618
NICE Systems Ltd.*	2,900		103,936
Occam Networks, Inc.*	4,430		42,174
Online Resources Corp.*	4,355		55,047
OPNET Technologies, Inc.*	7,285		84,506
Polycom, Inc.*	4,045		108,649
Powerwave Technologies, Inc.*	66,570		410,071
Progress Software Corp.*	5,125		155,288
RightNow Technologies, Inc.*	6,350		102,172
Rogers Corp.*	3,175		130,778
Sapient Corp.*	50,490		338,788
Silicon Image, Inc.*	64,610		332,742
SkillSoft PLC*	10,110		90,889
Solera Holdings, Inc.*	3,050		54,870
Sybase, Inc.*	16,600		383,958
Symmetricom, Inc.*	8,115		38,140
Tessera Technologies, Inc.*	5,360		201,000
THQ, Inc.*	15,600		389,687
Valueclick, Inc.*	8,410		188,889
Total Information Technology			8,996,909
Materials - 5.6%
Albemarle Corp.	5,230		231,166
Hercules, Inc.*	7,840	[2]	164,797
Methanex Corp.	10,350		262,890
Nalco Holding Co.	12,650		375,073
Schweitzer-Mauduit International, Inc.	4,600		107,180
Sensient Technologies Corp.	3,720		107,396
Silgan Holdings, Inc.	7,640		410,650
Total Materials			1,659,152
Telecommunication Services - 0.7%
Cbeyond, Inc.*	2,540		103,606
NTELOS Holdings Corp.	3,380		99,575
Total Telecommunication Services			203,181
Utilities - 1.8%
Vectren Corp.	7,850		214,226
Westar Energy, Inc.	12,400		304,544
Total Utilities			518,770
Total Common Stocks (cost $27,984,438)			33,321,611
Other Investment Companies - 42.7%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	4,668,821		4,668,821

Managers Small Company Fund - 9/30/2007

Security Description	Shares	Value
Other Investment Companies - 42.7% (continued)
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	7,885,116	$7,885,116
Total Other Investment Companies (cost $12,553,937)		12,553,937
Total Investments - 156.0% (cost $40,538,375)		45,875,548
Other Assets, less Liabilities - (56.0)%		(16,464,948)
Net Assets - 100.0%		$29,410,600

Managers Special Equity Fund - 9/30/2007

Security Description	Shares		Value
Common Stocks - 93.3%
Consumer Discretionary - 16.6%
Aftermarket Technology Corp.*	47,900		$1,520,346
Ambassadors Group, Inc.	34,700		1,322,070
American Axle & Manufacturing Holdings, Inc.	168,800		4,262,200
Amerigon, Inc.*	326,225		5,646,955
Ashbury Automotive Group, Inc.	119,700		2,371,257
Big 5 Sporting Goods Corp.	341,600		6,387,920
Big Lots, Inc.*	907,152	[2]	27,069,416
Buckle, Inc., The	33,200		1,259,608
Buffalo Wild Wings, Inc.*	110,600		4,171,832
Cooper Tire & Rubber Co.	235,175	[2]	5,738,270
Crocs, Inc.*	159,450		10,723,012
Dana Corp.	1,009,600		196,872
Deckers Outdoor Corp.*	62,600		6,873,480
DeVry, Inc.	853,900		31,602,839
Dick’s Sporting Goods, Inc.*	117,350		7,880,052
Dillard’s, Inc., Class A	831,200		18,145,096
Drew Industries, Inc.*	41,400		1,684,152
Guess?, Inc.	142,825		7,002,710
Gymboree Corp.*	310,450	[2]	10,940,258
IMAX Corp.*	919,600		3,862,320
ITT Educational Services, Inc.*	359,200		43,711,048
Jack in the Box, Inc.*	146,100	[2]	9,473,124
Jos. A. Bank Clothiers, Inc.*	308,390		10,306,394
MarineMax, Inc.*	186,900		2,721,264
Men’s Wearhouse, Inc.	75,500	[2]	3,814,260
NutriSystem, Inc.*	64,700	[2]	3,033,783
Orient-Express Hotels Ltd.	304,900		15,632,223
Perry Ellis International, Inc.*	36,800		1,019,728
Priceline.com, Inc.*	104,275		9,254,406
Ross Stores, Inc.	930,000	[2]	23,845,200
Ruby Tuesday, Inc.	485,900		8,911,406
Saks, Inc.	1,023,000		17,544,450
Shutterfly, Inc.*	298,125		9,513,169
Smith & Wesson Holding Corp.*	303,075		5,785,702
Spartan Motors, Inc.	417,775		7,031,153
Talbots, Inc.	215,000	[2]	3,870,000
Tupperware Corp.	132,600	[2]	4,175,574
Under Armour, Inc., Class A*	21,000	[2]	1,256,220
Universal Electronics, Inc.*	33,200		1,079,000
Visteon Corp.*	4,395,300		22,635,795
Warnaco Group, Inc., The*	545,425	[2]	21,309,755
Wolverine World Wide, Inc.	132,600	[2]	3,633,240
Total Consumer Discretionary			388,217,559
Consumer Staples - 0.5%
B&G Foods, Inc.	327,500		4,192,000
Bare Escentuals, Inc.*	177,225		4,407,585
Inter Parfums, Inc.	80,850		1,913,720
Nash Finch Co.	57,100		2,274,293
Total Consumer Staples			12,787,598
Energy - 4.1%
Carrizo Oil & Gas, Inc.*	176,525		7,918,912
Comstock Resources, Inc.*	503,400	[2]	15,524,856
Dawson Geophysical Co.*	40,500		3,139,155
Edge Petroleum Corp.*	291,400		3,741,576
Gulfmark Offshore, Inc.*	49,700	[2]	2,418,402
Key Energy Services, Inc.*	333,500	[2]	5,669,500
Matrix Service Co.*	95,800		2,007,010
NATCO Group, Inc.*	65,500		3,389,625
Overseas Shipholding Group, Inc.	84,768		6,512,725

Managers Special Equity Fund - 9/30/2007

Security Description	Shares		Value
Energy - 4.1% (continued)
Parker Drilling, Co.*	265,200		$2,153,424
Petroquest Energy, Inc.*	304,075		3,262,725
Pogo Producing Co.	484,200		25,715,862
W-H Energy Services, Inc.*	97,600	[2]	7,198,000
Willbros Group, Inc.*	205,775		6,996,350
Total Energy			95,648,122
Financials - 13.3%
American Financial Group, Inc.	39,250		1,119,410
American National Insurance Co.	68,950		9,070,372
American Physicians Capital, Inc.*	25,750		1,003,220
Aspen Insurance Holdings Ltd.	353,600		9,868,976
Bank of the Ozarks, Inc.	23,300		711,349
BankUnited Financial Corp., Class A	601,088		9,340,908
BioMed Realty Trust, Inc.	55,300	[2]	1,332,730
Brown & Brown, Inc.	518,700		13,641,811
CompuCredit Corp.*	174,800	[2]	3,794,908
Cowen Group, Inc.*	270,153		3,733,514
Delphi Financial Group, Inc., Class A	195,350		7,896,047
Downey Financial Corp.	368,380		21,292,365
Entertainment Properties Trust	23,900	[2]	1,214,120
Financial Federal Corp.	164,800		4,616,048
First Cash Financial Services, Inc.*	103,100		2,414,602
GFI Group, Inc.*	134,625		11,593,905
Hanover Insurance Group, Inc.	213,000		9,412,470
Harleysville Group, Inc.	18,600		594,828
Hercules Technology Growth Capital, Inc.	253,200		3,359,964
Hilb, Rogal & Hamilton Co.	305,500		13,237,315
IPC Holdings Ltd.	369,100	[2]	10,648,535
iStar Financial, Inc.	305,400		10,380,546
MarketAxess Holdings, Inc.*	231,850		3,477,750
MCG Capital Corp.	361,678		5,204,546
MI Developments, Inc., Class A	1,589,100	[2]	52,615,102
National Western Life Insurance Co., Class A	12,000		3,071,520
Navigators Group, Inc.*	12,900		699,825
Northwest Bancorp, Inc.	24,600	[2]	700,116
Old Second Bancorp, Inc.	22,000		627,000
Philadelphia Consolidated Holding Co.*	121,600	[2]	5,026,944
Phoenix Companies, Inc., The*	138,100	[2]	1,948,591
Portfolio Recovery Associates, Inc.	90,200		4,786,914
Preferred Bank	22,200		873,348
ProAssurance Corp.*	36,800	[2]	1,982,416
Prosperity Bancshares, Inc.	241,100		7,994,876
Provident Bankshares Corp.	269,265		8,436,072
PS Business Parks, Inc.	29,000		1,648,650
RAM Holdings Ltd. *	434,000		4,036,200
Reinsurance Group of America, Inc.	223,000		12,641,870
RLI Corp.	33,700	[2]	1,911,464
Safety Insurance Group, Inc.	18,400		661,296
Saul Centers, Inc.	12,231		629,896
SeaBright Insurance Holdings, Inc.*	364,035		6,214,077
South Financial Group, Inc., The	361,100	[2]	8,211,414
Sterling Bancshares, Inc.	141,800		1,617,938
Sterling Financial Corp.	307,140		8,265,137
Sunstone Hotel Investors, Inc.	58,900	[2]	1,510,196
SVB Financial Group*	64,500	[2]	3,054,720
Taylor Capital Group, Inc.	22,100		617,253
Tower Group, Inc.	77,400		2,026,332
TradeStation Group, Inc.*	369,700		4,314,399
UCBH Holdings, Inc.	222,800	[2]	3,894,544
United PanAm Financial Corp.*	194,900		1,605,976
Total Financials			310,584,325

Managers Special Equity Fund - 9/30/2007

Security Description	Shares		Value
Health Care - 9.1%
Albany Molecular Research, Inc.*	53,200		$803,320
Alliance Imaging, Inc.	15,400		139,524
American Medical Systems Holdings, Inc.*	116,400	[2]	1,972,980
Analogic Corp.	31,300		1,995,688
Arthrocare Corp.*	38,400		2,146,176
Centene Corp.*	532,500		11,454,075
Cepheid, Inc.*	415,800		9,480,240
Charles River Laboratories International, Inc.*	335,616		18,844,838
Chemed Corp.	81,000	[2]	5,034,960
Conceptus, Inc.*	459,600		8,723,208
Conmed Corp.	24,140		675,679
Cubist Pharmaceuticals, Inc.*	287,500	[2]	6,074,875
HealthExtras, Inc.*	97,600		2,716,208
HMS Holdings Corp.*	80,700		1,986,027
Hologic, Inc.*	260,800		15,908,800
Five Star Quality Care, Inc.*	467,700		3,844,494
Illumina, Inc.*	322,425		16,727,409
IMS Health, Inc.	664,359	[2]	20,355,960
Integra LifeSciences Holdings Corp.*	53,400	[2]	2,594,172
inVentiv Health, Inc.*	128,900	[2]	5,648,398
Inverness Medical Innovations, Inc.*	193,675		10,714,101
Martek Biosciences Corp.*	50,315		1,460,644
Masimo Corp.*	98,000		2,514,680
Medcath Corp.*	44,200		1,213,732
Meridian Bioscience, Inc.	93,900		2,847,048
NxStage Medical, Inc.*	280,000		4,057,200
Omnicell, Inc.*	409,700		11,692,838
OSI Pharmaceuticals, Inc.*	23,250		790,268
Parexel International Corp.*	60,800	[2]	2,509,216
Phase Forward, Inc.*	242,300		4,848,423
Quidel Corp.*	90,700	[2]	1,774,092
RehabCare Group, Inc.*	35,300		620,927
Salix Pharmaceuticals Ltd. *	174,100	[2]	2,162,322
Sciele Pharma, Inc.*	197,100		5,128,542
Somanetics Corp.*	37,600		700,112
Sun Healthcare Group, Inc.*	134,700		2,250,837
Universal Health Services, Inc., Class B	170,000		9,251,400
Varian, Inc.*	64,500	[2]	4,102,845
Vital Images, Inc.*	20,200		394,304
Wright Medical Group, Inc.*	240,425		6,448,198
Total Health Care			212,608,760
Industrials - 17.4%
AAR Corp.*	259,200		7,864,128
Acco Brands Corp.*	233,100	[2]	5,230,764
Administaff, Inc.	72,300		2,624,490
Advisory Board Co., The*	36,800		2,151,696
Air France-KLM, ADR	948,178		34,883,469
Airtran Holdings, Inc.*	301,191		2,963,719
Alaska Airgroup, Inc.*	615,000		14,200,350
Allegiant Travel Co.*	151,575		4,595,754
Apogee Enterprises, Inc.	37,500		972,750
Axsys Technologies, Inc.*	223,150		6,908,724
BE Aerospace, Inc.*	140,625		5,840,156
Bucyrus International, Inc.	165,350		12,058,976
CAI International, Inc.*	235,100		3,314,910
Carlisle Co., Inc.	178,800	[2]	8,689,680
Cascade Corp.	35,000		2,280,950
CBIZ, Inc.*	777,500		6,181,125
CDI Corp.	25,800		719,304
Ceradyne, Inc.*	103,100	[2]	7,808,794
Comfort Systems USA, Inc.	399,900		5,678,580

Managers Special Equity Fund - 9/30/2007

Security Description	Shares		Value
Industrials - 17.4% (continued)
Consolidated Graphics, Inc.*	113,540		$7,129,177
Crane Co.	198,900		9,541,233
Diamond Management & Technology Consultants, Inc.	66,300		609,960
DRS Technologies, Inc.	41,700	[2]	2,298,504
EMCOR Group, Inc.*	461,650		14,477,344
Enpro Industries, Inc.*	39,200		1,591,520
Force Protection, Inc.*	672,450	[2]	14,565,267
Genco Shipping & Trading Ltd.	80,300		5,262,059
Gorman-Rupp Co.	979		32,464
GrafTech International Ltd. *	224,700	[2]	4,008,648
Heidrick & Struggles International, Inc.*	158,600		5,780,970
Horizon Lines, Inc.	15,000	[2]	457,950
Hub Group, Inc.*	141,800		4,258,254
Kaydon Corp.	70,000	[2]	3,639,300
Layne Christensen Co.*	157,984		8,764,952
NCI Building Systems, Inc.*	231,100		9,985,831
Perini Corp.*	194,500		10,878,385
Precision Castparts Corp.	160,200	[2]	23,706,395
Quanta Services, Inc.*	452,028	[2]	11,956,141
Raven Industries, Inc.	114,626		4,590,771
Ryder System, Inc.	72,300		3,542,700
Sequa Corp., Class A*	99,600		16,511,688
Sequa Corp., Class B*	38,300		6,376,950
Skywest, Inc.	264,660		6,661,492
Spherion Corp.*	708,300		5,850,558
Stanley, Inc.*	176,800		4,870,840
Taser International, Inc.*	690,275		10,830,415
Tecumseh Products Co., Class B*	191,688		3,249,112
Teledyne Technologies, Inc.*	64,500	[2]	3,443,655
Tennant Co.	100,500		4,894,350
Tetra Technologies, Inc.*	321,900	[2]	6,798,528
Toro Co., The	114,500	[2]	6,736,035
Trinity Industries, Inc.	117,650		4,416,581
Triumph Group, Inc.	70,275	[2]	5,742,170
URS Corp.*	232,900		13,147,205
Valmont Industries, Inc.	33,200	[2]	2,817,020
Wabtec Corp.	99,500	[2]	3,727,270
Walter Industries, Inc.	315,500		8,486,950
Washington Group International, Inc.*	62,425		5,481,539
Waste Industries USA, Inc.	20,700		592,434
Watson Wyatt & Co.	68,100	[2]	3,060,414
Total Industrials			405,741,350
Information Technology - 28.7%
Acacia Research Corp.*	157,019		2,305,039
Airspan Networks, Inc.*	948,119		2,370,298
AMIS Holdings, Inc.*	571,449		5,548,770
Anaren Microwave, Inc.*	211,600		2,983,560
ANSYS, Inc.*	479,950		16,399,892
Applied Micro Circuits Corp.*	2,002,700		6,328,532
Arris Group, Inc.*	1,052,400		12,997,140
Aspen Technology, Inc.*	978,175		14,007,466
ATMI, Inc.*	245,500		7,303,625
Authorize.Net Holdings, Inc.*	175,000		3,085,250
Bankrate, Inc.*	74,500	[2]	3,435,940
Benchmark Electronics, Inc.*	243,450		5,811,152
Blackboard, Inc.*	63,000		2,887,920
Borland Software Corp.*	379,800		1,652,130
Bottomline Technologies, Inc.*	64,500		808,185
C-Cor, Inc.*	605,825		6,960,929
Checkpoint Systems, Inc.*	498,600		13,158,054
Ciena Corp.*	323,900	[2]	12,334,112

Managers Special Equity Fund - 9/30/2007

Security Description	Shares		Value
Information Technology - 28.7% (continued)
CommScope, Inc.*	176,500		$8,867,360
CommVault Systems, Inc.*	316,303		5,857,932
Concur Technologies, Inc.*	92,750		2,923,480
CSG Systems International, Inc.*	158,800		3,374,500
CTS Corp.	51,100	[2]	659,190
CyberSource Corp.*	377,500		4,412,975
Daktronics, Inc.	179,400		4,883,268
Diodes, Inc.*	154,650		4,964,265
Double-Take Software, Inc.*	432,000		8,255,520
Dycom Industries, Inc.*	708,450		21,699,824
Electronics for Imaging, Inc.*	329,181		8,841,802
Equinix, Inc.*	206,700		18,332,223
Exar Corp.*	486,700		6,356,302
Exfo Electro-Optical Engineering, Inc.*	867,938		5,849,902
Fairchild Semiconductor International, Inc.*	345,600		6,455,808
Falconstor Software, Inc.*	688,500		8,296,425
FEI Co.*	563,300		17,704,519
Formfactor, Inc.*	233,700		10,369,269
GigaMedia Ltd. *	326,100		5,269,776
Global Payments, Inc.	137,000		6,058,140
Greenfield Online, Inc.*	42,400		646,600
Harris Stratex Networks, Inc.*	217,022		3,791,374
Himax Technologies, Inc.*	827,500		3,359,650
Hittite Microwave Corp.*	274,200		12,105,930
Interwoven, Inc.*	75,500		1,074,365
IXYS Corp.*	329,500		3,436,685
J2 Global Communications, Inc.*	108,700		3,557,751
Keynote Systems, Inc.*	209,900		2,881,927
L-1 Identity Solutions, Inc.*	585,882	[2]	11,043,876
Lawson Software, Inc.	330,900		3,312,309
Magma Design Automation, Inc.*	66,100		930,027
Manhattan Associates, Inc.*	60,800		1,666,528
Mattson Technology, Inc.*	307,400		2,659,010
MAXIMUS, Inc.	39,200		1,708,336
Net 1 UEPS Technologies, Inc.*	690,500		18,760,885
Netgear, Inc.*	138,100		4,201,002
Netlogic Microsystems, Inc.*	68,500		2,473,535
NICE Systems Ltd. *	192,325	[2]	6,892,928
Novatel Wireless, Inc.*	180,500		4,088,325
Nuance Communications, Inc.*	1,406,600	[2]	27,161,446
Opnext, Inc.*	545,200		6,324,320
Parametric Technology Corp.*	440,080	[2]	7,666,194
Perficient, Inc.*	427,375		9,346,691
Perot Systems Corp.*	763,810		12,916,027
Photon Dynamics, Inc.*	800,100		7,240,905
Plantronics, Inc.	160,075		4,570,141
Polycom, Inc.*	262,475		7,050,078
Power Integrations, Inc.*	644,975		19,162,207
RADVision Ltd. *	317,800		5,580,568
Rimage Corp.*	174,500		3,915,780
Rogers Corp.*	153,400		6,318,546
Rudolph Technologies, Inc.*	176,800		2,445,144
S1 Corp.*	56,425		510,646
Salesforce.com, Inc.*	74,000		3,797,680
Scopus Video Neworks Ltd. *	840,718		4,354,919
Semiconductor Manufacturing International Corp.*	5,592,500	[2]	33,499,074
Semtech Corp.*	201,300	[2]	4,122,624
Silicon Motion Technology Corp., ADR*	235,600		5,303,356
SkillSoft PLC*	252,700		2,271,773
Skyworks Solutions, Inc.*	286,500	[2]	2,589,960
Smart Modular Technology (WWH), Inc.*	465,026		3,324,936

Managers Special Equity Fund - 9/30/2007

Security Description	Shares		Value
Information Technology - 28.7% (continued)
Solectron Corp.*	4,318,200	[2]	$16,840,980
Spansion, Inc., Class A*	2,571,200		21,726,640
SPSS, Inc.*	74,500		3,064,930
Stratasys, Inc.*	249,350		6,872,086
Super Micro Computer, Inc.*	319,500		3,118,320
Switch and Data, Inc.*	120,000		1,954,800
SYNNEX Corp.*	366,000		7,524,960
Synopsys, Inc.*	356,400		9,651,312
Taleo Corp.*	129,525		3,291,230
THQ, Inc.*	128,600	[2]	3,212,428
TNS, Inc.	299,600		4,811,576
Triquint Semiconductor, Inc.*	944,725		4,638,600
TTM Technologies, Inc.*	285,300		3,300,921
UTStarcom, Inc.*	850,000		3,111,000
VeriFone Holdings, Inc.*	210,850	[2]	9,346,980
Vocus, Inc.*	35,000		1,023,400
Wright Express Corp.*	439,800		16,048,302
Zoran Corp.*	175,000		3,535,000
Total Information Technology			670,947,997
Materials - 1.5%
AptarGroup, Inc.	109,400	[2]	4,142,978
Cytec Industries, Inc.	142,700	[2]	9,759,253
Flotek Industries, Inc.*	98,525		4,349,879
HB Fuller Co.	197,100	[2]	5,849,928
Hercules, Inc.*	184,200	[2]	3,871,884
Quanex Corp.	93,900	[2]	4,411,422
Rock-Tenn Co.	40,500		1,170,450
USEC, Inc.*	247,900	[2]	2,540,975
Total Materials			36,096,769
Telecommunication Services - 1.5%
Aruba Networks, Inc.*	174,157	[2]	3,483,140
Cincinnati Bell, Inc.*	1,451,419		7,170,010
Cogent Communications Group, Inc.*	219,925		5,133,050
General Communication, Inc., Class A*	873,940		10,609,631
Premiere Global Services, Inc.*	160,200		2,026,530
Syniverse Holdings, Inc.*	343,600		5,463,240
Total Telecommunication Services			33,885,601
Utilities - 0.6%
Avista Corp.	703,000		14,306,050
Total Common Stocks (cost $1,722,780,086)			2,180,824,131
Warrants - 0.2%
Air France-KLM (cost $1,361,928)	861,980		5,344,276
Other Investment Companies - 19.2%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	230,957,571		230,957,571
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	181,333,295		181,333,295
Vanguard Prime Money Market Fund, Institutional Class Shares, 5.22%	35,397,371		35,397,370
Total Other Investment Companies (cost $447,688,236)			447,688,236
Total Investments - 112.7% (cost $2,171,830,250)			2,633,856,643
Other Assets, less Liabilities - (12.7)%			(297,613,792)
Net Assets - 100.0%			$2,336,242,851

Managers International Equity Fund - 9/30/2007

Security Description	Shares		Value
Common Stocks - 83.9%
Consumer Discretionary - 8.4%
Burberry Group PLC (United Kingdom)	125,193		$1,676,591
Carphone Warehouse Group, The (United Kingdom)	216,955		1,546,886
China Resources Enterprises Ltd. (Hong Kong)	142,000		601,629
Compagnie Generale des Etablissements Michelin (France)	8,400		1,132,647
Ctrip.com International Ltd. (China)*	23,300		1,206,940
Cyrela Brazil Realty S.A. (Brazil)	19,300		258,492
DaimlerChrylser Ag (Germany)	18,418		1,844,500
Daiwa House Industry Co. Ltd. (Japan)	69,000		897,086
Hyundai Mobis (South Korea)	7,700		814,982
KarstadtQuelle AG (Germany)*	78,127	[2]	2,613,978
Kinross Gold Corp. (Canada)*	18,500	[2]	277,130
LG Electronics, Inc. (South Korea)	6,814		634,604
Luxottica Group S.p.A. (Italy)	11,417		387,468
Nissan Motor Co. Ltd. (Japan)	166,900		1,665,196
Pearson PLC (United Kingdom)	71,053		1,099,482
Publicis Groupe (France)	3,153		129,753
Renault SA (France)	20,100		2,916,539
Sharp Corp. (Japan)	77,000		1,391,659
Suntech Power Holdings Co. Ltd. (China)*	23,800	[2]	949,620
Suzuki Motor Co. Ltd. (Japan)	17,600		518,610
Taylor Wimpey PLC (United Kingdom)	124,808		704,672
Volkswagen AG (Germany)	5,617		1,267,980
Wolters Kluwer NV (Netherlands)	34,800		1,030,809
Yamada Denki Co. Ltd. (Japan)	1,520		149,695
Total Consumer Discretionary			25,716,948
Consumer Staples - 6.7%
British American Tobacco PLC (United Kingdom)	30,000		1,073,693
Cadbury Schweppes PLC (United Kingdom)	52,300		608,257
Diageo PLC (United Kingdom)	60,912		1,335,575
Heineken N.V. (Netherlands)	22,146		1,452,738
Interbrew (Belgium)	18,155		1,644,019
Japan Tobacco, Inc. (Japan)	154		844,576
Koninklijke Ahold N.V. (Netherlands)*	151,967		2,293,349
L’Oreal SA (France)	9,000		1,178,358
Metro AG (Germany)	3,800		342,981
Nestle SA, Registered (Switzerland)	5,051		2,264,316
Reckitt Benckiser PLC (United Kingdom)	35,399		2,075,273
Seven & I Holdings Co. Ltd. (Japan)	39,000		999,380
Tesco PLC (United Kingdom)	305,827		2,741,251
Unilever NV (Netherlands)	28,719		885,763
Unilever PLC (United Kingdom)	12,500		395,717
Uni-President Enterprises Corp. (Taiwan)*	244,860		372,622
Total Consumer Staples			20,507,868
Energy - 6.5%
BP PLC (United Kingdom)	137,900		1,595,134
Canadian Natural Resources Ltd. (Canada)	19,500		1,481,345
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,000		1,138,876
China Shenhua Energy Co. Ltd. (China)	359,000		2,149,959
EnCana Corp. (Canada)	22,668		1,401,580
Eni S.p.A. (Italy)	63,700		2,352,288
Petroleo Brasileiro S.A. (Brazil)	21,500		1,391,050
Petroleo Brasileiro S.A., Sponsored ADR (Brazil)	6,600		498,300
Petroplus Holdings AG (Switzerland)*	5,782		511,178

Managers International Equity Fund - 9/30/2007

Security Description	Shares	Value
Energy - 6.5% (continued)
Repsol YPF, S.A. (Spain)	23,900	$850,457
Royal Dutch Shell PLC, Class A (United Kingdom)	50,700	2,088,762
Saipem SpA (Italy)	10,099	430,546
Suncor Energy, Inc. (Canada)	9,100	864,210
Total SA (France)	37,452	3,034,846
Total Energy		19,788,531
Financials - 22.1%
Allianz AG (Germany)	12,000	$2,795,174
Amvescap PLC (United Kingdom)	191,949	2,593,030
Aviva PLC (United Kingdom)	96,100	1,440,893
Bank of East Asia Ltd. (Hong Kong)	69,600	390,023
Barclays PLC (United Kingdom)	117,200	1,424,721
BNP Paribas SA (France)	25,440	2,784,036
CapitaLand Ltd. (Singapore)	230,000	1,259,564
Cathay Financial Holding Co. Ltd. (Taiwan)	105,000	248,143
China Merchants Bank Co. Ltd. (China)	185,500	812,414
China Overseas Land & Investment Ltd. (Hong Kong)	1,071,000	2,444,393
Chinatrust Financial Holding, Co. (Taiwan)	281,000	205,118
Credit Agricole SA (France)*	29,875	1,143,443
Credit Suisse Group (Switzerland)	32,400	2,153,433
Daiwa Securities Group, Inc. (Japan)	80,000	757,006
DBS Group Holdings Ltd. (Singapore)	81,000	1,173,604
Deutsche Bank AG (Germany)	6,100	783,797
Deutsche Boerse AG (Germany)	3,872	526,629
Deutsche Postbank AG (Germany)	7,900	579,286
Fondiaria-Sai SpA (Italy)	19,200	816,880
Fortis Group (Belgium)	30,000	884,522
Hang Lung Group Ltd. (Hong Kong)	51,900	294,856
HBOS PLC (United Kingdom)	96,800	1,811,466
HDFC Bank Ltd. (India)	15,700	561,781
Henderson Land Development Co. Ltd. (Hong Kong)	155,000	1,224,581
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	122,000	3,720,394
ING Groep NV (Netherlands)	59,617	2,649,340
Julias Baer Holding Ltd. (Switzerland)	12,489	933,792
KK DaVinci Advisors (Japan)*	295	220,318
Kookmin Bank (South Korea)	19,874	1,639,203
Leopalace21 Corp. (Japan)	6,000	196,208
Man Group PLC (United Kingdom)	258,995	2,933,958
Mitsubishi Estate Co. Ltd. (Japan)	47,000	1,339,594
Mitsubishi Tokyo Financial Group, Inc. (Japan)	89,000	777,147
Mitsui Fudosan Co. Ltd. (Japan)	49,000	1,352,944
Muenchener Rueckversicherungs AG (Germany)	11,900	2,278,051
National Bank of Greece S.A. (Greece)	17,811	1,136,196
Nomura Holdings, Inc. (Japan)	56,000	931,621
ORIX Corp. (Japan)	11,920	2,701,403
Prudential Corp. PLC (United Kingdom)	95,903	1,469,856
Royal Bank of Scotland Group PLC (United Kingdom)	175,524	1,893,873
Schroders PLC (United Kingdom)	33,949	959,666
Societe Generale (France)	11,340	1,908,061
Standard Chartered, PLC. (United Kingdom)	41,100	1,346,041
Sumitomo Mitsui Financial Group, Inc. (Japan)	241	1,869,728
Sumitomo Realty & Development Co. Ltd. (Japan)	39,000	1,365,288
Sun Hung Kai Properties Ltd. (Hong Kong)	138,000	2,321,536
T&D Holdings, Inc. (Japan)	16,600	1,016,723

Managers International Equity Fund - 9/30/2007

Security Description	Shares		Value
Financials - 22.1% (continued)
Zurich Financial Services AG (Switzerland)	3,860		$1,157,130
Total Financials			67,226,864
Health Care - 4.1%
Actelion Ltd. (Switzerland)*	13,705		758,392
AstraZeneca PLC (United Kingdom)	16,100		805,820
CSL Ltd. (Australia)	5,089		482,859
Elan Corp., PLC - Sponsored ADR (Ireland)*	21,800	[2]	458,672
Essilor International SA (France)	18,464		1,157,625
GlaxoSmithKline PLC (United Kingdom)	75,200		1,994,533
Novartis AG (Switzerland)*	12,600		693,168
Phonak Holding AG (Switzerland)	15,823		1,584,110
Roche Holding AG (Switzerland)*	3,000		543,216
Sanofi-Synthelabo SA (France)	26,725		2,264,884
Shire PLC (United Kingdom)	43,896		1,075,938
Teva Pharmaceutical Industries Ltd., Sponsored ADR (Israel)	16,600		738,202
Total Health Care			12,557,419
Industrials - 9.7%
ABB Ltd. (Switzerland)	84,000		2,201,725
Air France-KLM (France)	15,200		558,376
Alstom (France)	11,385		2,311,358
ArcelorMittal, Inc. (Luxembourg)	23,609		1,811,219
BAE Systems PLC (United Kingdom)	117,500		1,180,762
Brambles Ltd. (Australia)	97,224		1,270,512
China Communications Construction Co. Ltd. (China)	169,000		400,917
Dai Nippon Printing Co. Ltd. (Japan)	42,000		598,918
Deutsche Lufthansa AG (Germany)	41,400		1,188,860
European Aeronautic Defense and Space Co. (Netherlands)	6,130		188,330
FANUC Ltd. (Japan)	13,200		1,340,045
Far Eastern Textile Co. Ltd. (Taiwan)	271,920		365,194
Gamesa Corporacion Tecnologica, S.A. (Spain)	34,775		1,415,386
Hutchison Whampoa Ltd. (Hong Kong)	99,000		1,057,314
Kajima Corp. (Japan)	113,000		386,884
Mitsubishi Heavy Industries Ltd. (Japan)	197,000		1,280,764
Mitsui O.S.K. Lines Ltd. (Japan)	174,000		2,799,783
Nippon Yusen Kabushiki Kaisha (Japan)	79,000		767,186
Renewable Energy Corp. AS (Norway)*	13,900		639,706
Ryanair Holdings PLC (Ireland)*	14,900	[2]	618,499
Safran SA (France)	24,004		578,956
Shimizu Corp. (Japan)	90,000		488,042
Siemens AG (Germany)	12,600		1,728,140
Tostem Inax Holding Corp. (Japan)	32,000		555,752
Vestas Wind Systems A/S (Denmark)*	24,300		1,920,996
Wright Express Corp. (France)	3,083		887,354
Yamato Transport Co. Ltd. (Japan)	62,000		927,008
Total Industrials			29,467,986
Information Technology - 8.2%
ARM Holdings PLC (United Kingdom)	356,220		1,119,310
ASML Holding N.V. (Netherlands)*	82,392		2,718,632
Au Optronics Corp., Sponsored ADR (Taiwan)	30,352		513,556
Business Objects SA (France)*	12,446		557,516
Ericsson (LM), Class B (Sweden)	416,000		1,656,104
HON HAI Precision Industry Co. Ltd. (Taiwan)	60,413		910,771
Hynix Semiconductor, Inc. (South Korea)*	22,900	[2]	780,360
Ibiden Co. Ltd. (Japan)	12,000		1,004,894

Managers International Equity Fund - 9/30/2007

Security Description	Shares		Value
Information Technology - 8.2% (continued)
Infineon Technologies AG (Germany)*	83,001		$1,428,393
LDK Solar Co. Ltd. ADR (China)*	19,000		1,309,100
Logitech International SA (Switzerland)	37,595		1,116,113
Nintendo Co. Ltd. (Japan)	1,800		929,348
Nokia Oyj (Finland)	93,664		3,553,931
Redecard SA (Brazil)*	24,500		454,580
Research In Motion Ltd. (Canada)*	29,100	[2]	2,867,805
Samsung Electronics Co., Ltd (South Korea)	900		417,080
Samsung Electronics Co. Ltd. (South Korea)	1,700		1,063,756
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	99,123		1,003,125
Toshiba Corp. (Japan)	173,000		1,607,598
Total Information Technology			25,011,972
Materials - 9.5%
Air Liquide SA (France)	11,402		1,524,689
Antofagasta PLC (United Kingdom)	22,900		357,241
Barrick Gold Corp. (Canada)	48,486		1,947,434
BASF AG (Germany)	16,700		2,308,204
Buzzi Unicem SpA (Italy)	16,417		426,058
Compania Vale do Rio Doce (CVRD) (Brazil)	88,200		2,992,626
Gold Fields Ltd. (South Africa)	65,500		1,181,952
Goldcorp, Inc. (Canada)	43,600		1,332,569
Impala Platinum Holdings Ltd. (South Africa)	22,400	[2]	779,498
JFE Holdings, Inc. (Japan)	37,700		2,658,827
Kazakmys PLC (United Kingdom)	27,300		781,423
Lonza Group AG (Switzerland)	3,900		424,619
Meridan Gold, Inc. (Canada)*	37,700		1,253,445
Mitsubishi Chemical Holdings Corp. (Japan)	131,000		1,137,638
Mitsui Petrochemical (Japan)	70,000		690,942
POSCO (South Korea)	1,470		1,063,753
Rio Tinto PLC (United Kingdom)	16,716		1,438,690
Salzgitter AG (Germany)	6,755		1,332,590
Svenska Cellulosa AB (SCA) (Sweden)	58,200		1,082,644
Syngenta AG (Switzerland)	4,400		951,943
Taiwan Fertilizer Co. Ltd. (Taiwan)	120,000		288,233
Toray Industries, Inc. (Japan)	59,000		466,686
Xstrata PLC (United Kingdom)	38,622		2,564,856
Total Materials			28,986,560
Telecommunication Services - 4.2%
Bharti Tele-Ventures Ltd. (India)*	21,200		498,527
China Mobile Ltd. (Hong Kong)	85,500		1,402,916
China Netcom Group Corp. (Hong Kong)	316,000		843,168
France Telecom SA (France)	40,822		1,362,616
Millicom International Cellular S.A. (Luxembourg)*	23,100	[2]	1,938,090
Nippon Telegraph & Telephone Corp. (Japan)	149		692,298
Rogers Communications, Class B (Canada)	23,300		1,060,699
Telefonica SA (Spain)	48,317		1,349,886
Vodafone Group PLC (United Kingdom)	973,099		3,507,514
Total Telecommunication Services			12,655,714
Utilities - 4.5%
E.ON AG (Germany)	16,500		3,046,233
Hong Kong & China Gas Co. Ltd. (Hong Kong)	579,700		1,348,756
Iberdrola SA (Spain)	29,515		1,730,590
National Grid PLC (United Kingdom)	65,061		1,040,836
RWE AG (Germany)	12,050		1,513,996

Managers International Equity Fund - 9/30/2007

Security Description	Shares		Value
Utilities - 4.5% (continued)
Tokyo Electric Power Co., Inc., The (Japan)	49,300		$1,242,118
Tokyo Gas Co. Ltd. (Japan)	104,000		482,719
Veolia Environment (France)	39,251		3,374,899
Total Utilities			13,780,147
Total Common Stocks (cost $177,358,127)			255,700,009
Other Investment Companies - 0.4%
Hirco PLC (South Africa)*	40,800		307,611
streetTRACKS Gold Trust	11,400	[2]	838,014
Total Other Investment Companies (cost $1,099,116)			1,145,625
Warrants - 0.6%
China Overseas Land & Investment Ltd. (Hong Kong)	89,250		73,362
Silicon Precision Industries Co. (Luxembourg)	317,438		711,379
United Microelectronics Corp. (Luxembourg) (a)	1,717,670		1,009,990
Total Warrants (cost $1,493,484)			1,794,731
Rights - 0.1%
Fortis Group	30,000		159,135
Other Investment Companies - 4.0%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]	7,031,249		7,031,249
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%	5,041,110		5,041,111
Total Other Investment Companies (cost $12,072,360)			12,072,360
Total Investments - 89.0% (cost $192,023,087)			270,871,860
Other Assets, less Liabilities - 11.0%			33,579,368
Net Assets - 100.0%			$304,451,228

Managers Emerging Markets Equity Fund - 9/30/2007 Security Description	Shares		Value
Common Stocks - 99.6%
Consumer Discretionary - 7.4%
Consorcio ARA, S.A. de C.V. (Mexico)	1,672,600		$2,240,349
Grupo Televisa S.A. (Mexico)	100,700	[2]	2,433,919
Hyundai Motor Co. Ltd. (South Korea)	21,581		1,738,260
Lojas Renner S.A. (Brazil)	59,000		1,178,712
Net Servicos de Comunicacao SA (Brazil)*	193,600		3,194,981
Resorts World Berhad (Malaysia)	2,192,700		2,520,537
Zee Entertainment Enterprise Ltd. (India)	259,756		2,218,849
Total Consumer Discretionary			15,525,607
Consumer Staples - 4.2%
IOI Corp., Berhad (Malaysia)*	2,295,635		4,073,236
Natura Cosmeticos SA (Brazil)	143,100		1,713,609
Cherkizovo Group (Russia)* (a)	42,118		558,064
Shinsegae Co. Ltd. (South Korea)	3,746		2,599,810
Total Consumer Staples			8,944,719
Energy - 9.5%
LUKOIL Holdings, ADR (Russia)	24,906		2,074,670
Rosneft Oil Co. GDR (Russia) (a)	238,460		2,026,910
PetroChina Co. Ltd. (China)	2,076,000		3,855,921
PTT Public Co. Ltd. (Thailand)	340,000		3,333,455
Sasol Ltd. (South Africa)	79,964		3,433,438
Surgutneftegaz Sponsored ADR (Russia)	27,582	[2]	1,882,472
Yanzhou Coal Mining Co. Ltd. (China)	1,720,000		3,517,372
Total Energy			20,124,238
Financials - 24.0%
Banco Bradesco S.A. (Brazil)	132,340		3,886,826
Bancolombia S.A. (Colombia)	18,401		637,595
Bank Hapoalim Ltd. (Israel)	526,527		2,723,420
Cathay Financial Holding Co. Ltd. (Taiwan)	998,000		2,358,538
China Life Insurance Co. Ltd. (China)	852,000		4,874,574
China Merchants Bank Co. Ltd. (China)	102,171		447,467
Chinatrust Financial Holding, Co. (Taiwan)	3,796,280		2,771,121
Grupo Financiero Banorte S.A. de C.V. (Mexico)	631,476		2,499,946
Haci Omer Sabanci Holding AS (Turkey)	578,468		3,688,881
Kookmin Bank, Sponsored ADR (South Korea)	30,848		2,529,228
OAO Open Investments (Russia)*	8,274		2,442,870
OTP Bank Rt. (Hungary)	57,649		3,133,204
PT Bank Rakyat Indonesia (Indonesia)	2,249,500		1,620,986
Samsung Fire & Marine Insurance Co. Ltd. (South Korea)	12,785		2,744,369
Sanlam Ltd. (South Africa)*	929,972		3,014,630
Savings Bank of the Russian Federation (Sberbank) (Russia)	759,000		3,162,678
Siam Commercial Bank PLC (Thailand)	865,100		1,990,525
Uniao de Bancos Brasileiros SA (Brazil)	30,020		3,949,131
Woori Investment & Securities Co. Ltd. (South Korea)	78,090	[2]	2,195,355
Total Financials			50,671,344
Industrials - 11.5%
China Shipping Development Co. Ltd. (China)	1,456,000		4,699,420
Cosco Pacific Limited (Bermuda)	1,066,000		3,362,809
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (South Korea)	67,487		4,244,995
Hyundai Development Co. (South Korea)	43,366		4,033,382
Larsen & Toubro Ltd. (India)	24,838		1,745,007
Localiza Rent A Car SA (Brazil)	87,600		891,293
Santos-Brasil SA (Brazil)	64,962		893,095
Siemens India Ltd. (India)	101,194		3,418,463
SM Investments Corp. (Philippines)	128,759		1,061,076
Total Industrials			24,349,540
Information Technology - 13.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	2,526,285		2,761,334
Delta Electronics, Inc. (Taiwan)	577,000		2,226,198
Hon Hai Precision Industry Co. Ltd. (Taiwan)	472,539		3,559,348
Infosys Technologies (India)	52,488		2,481,973
LG.Philips LCD Co. Ltd. (South Korea)*	69,000	[2]	3,288,049
Mediatek, Inc. (Taiwan)*	213,150		3,831,652
Samsung Electronics Co. Ltd. (South Korea)	2,004		1,253,981

Managers Emerging Markets Equity Fund - 9/30/2007

Security Description	Shares		Value
Information Technology - 13.0% (continued)
Samsung Electronics Co. Ltd. GDR (South Korea) (a)	6,800		$2,136,261
Siliconware Precision Industries Co. (Taiwan)*	1,351,140		3,055,043
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	989		1,906
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	270,002		2,732,420
Total Information Technology			27,328,165
Materials - 12.8%
Anglo American PLC (United Kingdom)	59,897		4,012,390
Anhui Conch Cement Company Ltd. (China)	210,000		1,811,099
Compania Vale do Rio Doce - ADR (Brazil)	129,200		4,383,756
Formosa Chemicals & Fibre Corp. (Taiwan)	679		1,738
GMK Norilsk Nickel, Sponsored ADR (Russia)	15,200	[2]	3,891,200
Magnitogorsk Iron & Steel Works (Russia)	82,432		1,241,484
Mondi Ltd. (South Africa)	6,144		61,000
Mondi PLC (United Kingdom)	15,360		146,133
Novolipetsk Steel Corp. (Russia)	78,062	[2]	2,622,883
Polyus Gold (Russia)	7,652		331,555
Polyus Gold Co. Sponsored ADR (Russia)	16,338	[2]	710,703
Raspadskaya - CLS (Russia)	288,117		1,120,034
Sappi Ltd. (South Africa)	166,099		2,527,244
Tata Steel Ltd. (India)	195,843		4,162,844
Total Materials			27,024,063
Telecommunication Services - 10.9%
America Movil , S.A. de C.V. (Mexico)	44,800		2,867,200
Bezeq Israeli Telecommunication Corp. Ltd. (Israel)	990,966		1,716,181
Bharti Tele-Ventures Ltd. (India)*	160,383		3,771,477
China Mobile Ltd. (Hong Kong)	290,500		4,766,633
Mobile Telesystems, Sponsored ADR (Russia)	50,000		3,465,500
Telekomunikasi Indonesia Tbk P (Indonesia)	2,503,000		3,026,893
Tim Participacoes S.A. ADR (Brazil)	82,600	[2]	3,350,256
Total Telecommunication Services			22,964,140
Utilities - 6.3%
Ceske Energeticke Zavody (Czech Republic)	50,489		3,090,375
Companhia Energetica de Minas Gerais (Brazil)	152,820		3,243,152
Empresa Nacional de Electricidad S.A. ADR (Chile)	39,379	[2]	1,691,328
Tenaga Nasional Berhad (Malaysia)	822,250		2,276,869
Unified Energy System (Russia)*	25,250		3,067,875
Total Utilities			13,369,599
Total Common Stocks (cost $134,848,336)			210,301,415
Preferred Stock - 2.0%
Hyundai Motor Co. Ltd., 3.92% (South Korea)	30,560		1,265,837
Tam S.A. (Brazil)	110,783		3,021,904
Total Preferred Stock (cost $2,178,446)			4,287,741
Warrants - 0.1%
China Overseas Land & Investment Ltd. (Hong Kong)	127,000		104,392
Other Investment Companies - 7.4%[1,3]
Bank of New York Institutional Cash Reserves Fund, 5.45% (cost $15,595,425)	15,595,425		15,595,425
Total Investments - 109.1% (cost $152,622,207)			230,288,973
Other Assets, less Liabilities - (9.1)%			(19,205,745)
Net Assets - 100.0%			$211,083,228

Managers Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Corporate Bonds - 60.7%
Finance - 12.6%
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	5,800,000		$3,880,011
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,755,787
Barclays Capital Corp.,
4.100%, 02/22/10	THB	26,000,000		729,365
4.160%, 02/22/10 (a)	THB	25,000,000		740,155
Barclays Financial LLC, 4.870%, 03/23/09, (12/23/07) (a) [6]	KRW	160,900,000		178,305
BNP Paribas SA, 8.374%, 06/13/11 (a) [4]	IDR	19,645,500,000		1,584,744
Caterpillar Financial Services Corp., 5.850%, 09/01/17		13,000,000		13,118,378
Cigna Corp., 6.150%, 11/15/36		6,830,000		6,458,120
CIT Group, Inc.,
5.000%, 02/13/14		395,000		356,664
5.125%, 09/30/14		680,000		620,201
Citibank N.A., 15.000%, 07/02/10 (a)	BRL	2,000,000		1,242,652
Citigroup, Inc., 3.500%, 02/01/08		2,020,000		2,008,486
Colonial Realty LP,
4.800%, 04/01/11		3,485,000		3,368,570
5.500%, 10/01/15		1,255,000		1,179,128
Duke Realty LP, 6.500%, 01/15/18		5,000,000		4,946,170
Equity One, Inc., 6.000%, 09/15/17 (a)		5,915,000		5,614,542
First Industrial LP, 5.950%, 05/15/17		15,000,000		14,492,461
Ford Motor Credit Co.,
5.700%, 01/15/10		3,360,000		3,159,754
8.000%, 12/15/16		3,500,000	[2]	3,274,268
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		2,943,228
3.485%, 03/08/12	SGD	16,500,000		11,342,814
6.500%, 09/28/15	NZD	14,950,000		10,452,934
6.625%, 02/04/10	NZD	3,500,000		2,560,431
6.750%, 09/26/16	NZD	5,985,000		4,287,620
GMAC,
5.625%, 05/15/09		500,000		486,776
6.125%, 01/22/08		2,000,000	[2]	1,995,904
6.875%, 09/15/11		250,000		237,916
Highwoods Properties, Inc., 7.500%, 04/15/18		2,405,000		2,557,638
Highwoods Realty Ltd., 5.850%, 03/15/17		3,015,000		2,857,114
HSBC Bank USA, N.A., 3.771%, 04/18/12 (a) [4]	MYR	11,930,000		2,953,178
ICICI Bank Ltd., 6.375%, 04/30/22 (a) [7]		900,000		841,590
iStar Financial Inc., 5.150%, 03/01/12		640,000		592,192
JP Morgan Chase & Co.,
3.983%, 06/08/12 (a) [4]	MYR	4,516,015		1,101,338
4.000%, 02/01/08		1,000,000		996,354
8.687%, 04/12/12 (a) [4]	IDR	40,733,437,680		3,027,949
8.335%, 03/28/11 (a) [4]	IDR	932,700,000		76,646
JPMorgan Chase Bank, NA, 10.527%, 05/17/10 (a) [4]	BRL	3,600,000		1,498,606
JPMorgan Chase of London, 8.241%, 10/21/10 (a) [4]	IDR	16,627,462,500		1,419,653
KFW, 10.000%, 10/27/08	ISK	301,500,000		4,753,303
Kinder Morgan Finance Co.,
5.150%, 03/01/15		730,000	[2]	651,565
5.700%, 01/05/16		370,000		336,309
6.400%, 01/05/36		2,235,000		1,904,651
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,236,245
5.750%, 09/15/15		11,939,000		11,530,949
5.875%, 08/01/33		10,185,000		8,780,631
Merrill Lynch & Co., 10.710%, 03/08/17		2,500,000		1,399,754
Morgan Stanley & Co., Inc., 3.625%, 04/01/08		2,100,000		2,086,001
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		10,125,000		10,187,471
Qwest Capital Funding, Inc., 6.875%, 07/15/28		1,255,000		1,076,162
Realty Income Corp., 6.750%, 08/15/19		7,675,000		7,687,265
SLM Corp., 6.500%, 06/15/10		500,000		341,564
St. Paul Travelers Companies, Inc., The, 6.750%, 06/20/36		2,610,000		2,650,544
Toll Brothers Finance Corp., 5.150%, 05/15/15		3,785,000		3,241,716

Managers Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Finance - 12.6% (continued)
Travelers Companies, Inc., 6.250%, 06/15/37		$15,435,000		$14,888,494
Travelers Property Casualty Corp., 6.375%, 03/15/33		3,040,000		3,021,079
Wells Fargo Co., 5.106%, 05/01/33, (11/01/07) [6]		4,390,000	[2]	4,369,806
White Mountains Re Group, 6.375%, 03/20/17 (a)		4,555,000		4,427,824
Willis North America Inc., 6.200%, 03/28/17		5,685,000		5,640,793
Total Finance				215,149,768
Industrial - 42.2%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28		500,000		332,500
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000		900,233
7.450%, 08/01/29		3,195,000		3,075,520
7.750%, 06/15/26		915,000		909,663
Altria Group, Inc., 7.000%, 11/04/13		1,500,000		1,630,089
America Movil, S.A. de C.V., 4.125%, 03/01/09		3,000,000	[2]	2,958,144
American President Ltd., 8.000%, 01/15/24		250,000		231,875
Anadarko Petroleum Corp.,
5.950%, 09/15/06		4,915,000		4,867,860
6.450%, 09/15/36		13,875,000		13,659,924
Anheuser-Busch Companies, Inc.,
5.950%, 01/15/33		6,177,000		6,018,869
6.450%, 09/01/37		7,900,000	[2]	8,210,533
Apache Corp., 6.000%, 01/15/37		12,000,000		11,551,104
Arrow Electronics, Inc., 6.875%, 07/01/13		500,000		523,206
AstraZeneca PLC, 6.450%, 09/15/37		13,975,000		14,490,202
AT&T Corp.,
6.150%, 09/15/34		1,375,000		1,359,249
6.500%, 03/15/29		7,650,000		7,704,392
6.500%, 09/01/37		9,605,000	[2]	9,903,687
Avnet, Inc.,
2.000%, 03/15/34		1,425,000		1,827,562
5.875%, 03/15/14		11,000,000		10,963,975
6.000%, 09/01/15		5,340,000		5,220,117
6.625%, 09/15/16		1,370,000		1,383,267
Bell Canada, 5.000%, 02/15/17	CAD	1,000,000		839,531
BellSouth Corp., 6.000%, 11/15/34		9,740,000	[2]	9,376,318
Bowater, Inc., 6.500%, 06/15/13		1,675,000	[2]	1,222,750
Bristol- Myers Squibb, 3.991%, 09/15/23, (12/17/07) [6]		1,500,000		1,505,700
Canadian Pacific Railway Co., 5.950%, 05/15/37		8,010,000		7,396,098
Centex Corp., 5.250%, 06/15/15		1,915,000		1,629,136
Chartered Semiconductor Manufacturing, 6.250%, 04/04/13		5,600,000		5,642,129
Cia Brasileira de Bebida, 8.750%, 09/15/13		3,795,000		4,350,019
Clear Channel Communications,
4.250%, 05/15/09		1,500,000		1,429,779
5.750%, 01/15/13		500,000		418,490
Colonial Realty LP, 6.050%, 09/01/16		470,000		453,898
Comcast Corp.,
5.650%, 06/15/35		12,425,000		11,092,555
6.450%, 03/15/37		10,570,000		10,435,032
6.500%, 11/15/35		2,320,000		2,290,877
6.950%, 08/15/37		23,100,000		24,245,990
Continental Airlines, Inc., 5.983%, 04/19/22		13,015,000		12,610,754
Corn Products International, Inc., 6.625%, 04/15/37		4,055,000		4,021,096
Corning, Inc.,
6.850%, 03/01/29		9,142,000		9,306,446
7.250%, 08/15/36		1,185,000		1,242,615
CSX Corp.,
6.000%, 10/01/36		11,635,000		10,894,362
6.250%, 03/15/18		16,400,000		16,486,100
Cummins Engine Co., Inc.,
5.650%, 03/01/98		11,235,000		8,477,729
6.750%, 02/15/27		1,853,000		1,831,129
7.125%, 03/01/28		50,000		51,607
D.R. Horton, Inc., 5.250%, 02/15/15		5,495,000		4,600,277
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15		2,725,000		2,711,375

Managers Bond Fund - 9/30/2007

Security Description	Principal Amount		Value
Industrial - 42.2% (continued)
Devon Energy Corp.,
4.900%, 08/15/08	$1,250,000		$2,182,812
4.950%, 08/15/08	1,692,000		2,954,655
Dillards, Inc., 7.000%, 12/01/28	225,000		187,031
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)	2,615,000		2,503,279
El Paso Corp.,
6.950%, 06/01/28	1,030,000	[2]	956,793
7.000%, 05/15/11	500,000	[2]	508,054
Energy Transfer Partners LP,
6.125%, 02/15/17	700,000		675,557
6.625%, 10/15/36	1,805,000		1,702,212
Enterprise Products Operating LP., 6.300%, 09/15/17	8,440,000		8,451,537
Equifax, Inc., 7.000%, 07/01/37	2,170,000		2,173,667
Federated Retail Holdings, 6.375%, 03/15/37	12,735,000		11,644,260
Foot Locker, Inc., 8.500%, 01/15/22	570,000		544,350
Ford Motor Co., 6.375%, 02/01/29	1,990,000		1,462,650
Freescale Semiconductor, Inc., 10.125%, 12/15/16	1,275,000	[2]	1,185,750
Georgia-Pacific Corp.,
7.250%, 06/01/28	1,245,000		1,139,175
7.750%, 11/15/29	1,615,000		1,534,250
8.000%, 01/15/24	1,695,000		1,652,625
8.875%, 05/15/31	2,750,000		2,756,875
GTE Corp., 6.940%, 04/15/28	130,000		135,106
HCA, Inc.,
5.750%, 03/15/14	2,500,000		2,096,875
6.250%, 02/15/13	1,940,000		1,716,900
6.375%, 01/15/15	1,065,000		907,912
6.625%, 02/15/16	6,035,000		5,129,750
7.050%, 12/01/27	1,600,000		1,211,685
7.500%, 11/06/33	925,000		744,625
7.500%, 12/15/23	120,000		97,914
7.580%, 09/15/25	1,065,000		867,891
7.690%, 06/15/25	995,000		817,226
Home Depot, Inc., The, 5.875%, 12/16/36	11,440,000		9,771,579
Hospira, Inc., 6.050%, 03/30/17	3,395,000		3,339,774
Hutchison Whampoa International Ltd., 5.450%, 11/24/10 (a)	2,225,000		2,241,543
International Paper Co.,
4.000%, 04/01/10	1,000,000		970,236
4.250%, 01/15/09	1,000,000		984,750
Intuit, Inc., 5.750%, 03/15/17	3,560,000		3,397,653
JC Penney Corp., Inc., 6.375%, 10/15/36	8,270,000		7,738,098
Johnson & Johnson, 5.950%, 08/15/37	15,020,000		15,401,688
Kellwood Co., 7.625%, 10/15/17	250,000		218,750
Kinder Morgan Energy Partners LP, 5.800%, 03/15/35	3,360,000		2,967,203
KN Capital Trust III, 7.630%, 04/15/28	75,000		67,129
Koninklijke KPN NV, 8.375%, 10/01/30	815,000		938,262
Kraft Foods, Inc.,
6.500%, 08/11/17	8,950,000		9,244,911
6.500%, 11/01/31	7,635,000		7,506,885
7.000%, 08/11/37	7,280,000		7,637,317
Kroger Co., 6.400%, 08/15/17	3,060,000	[2]	3,120,209
Lennar Corp.,
5.500%, 09/01/14	1,900,000		1,657,874
5.600%, 05/31/15	2,740,000		2,357,321
6.500%, 04/15/16	2,340,000		2,115,224
Lowe’s Co., Inc.,
6.650%, 09/15/37	6,595,000		6,663,265
6.875%, 02/15/28	500,000		523,404
Lubrizol Corp., 6.500%, 10/01/34	7,825,000		7,640,330
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		3,598,050
6.500%, 01/15/28	305,000		253,150
Masco Corp., 5.850%, 03/15/17	8,150,000		7,863,397
Missouri Pacific Railroad, 5.000%, 01/01/45	300,000		207,000

Managers Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Industrial - 42.2% (continued)
Motorola, Inc.,
6.500%, 09/01/25		$1,145,000		$1,108,725
8.000%, 11/01/11		1,075,000		1,173,259
New England Telephone & Telegraph Co., 7.875%, 11/15/29		2,390,000		2,655,596
Newmont Mining Corp., 5.875%, 04/01/35		11,660,000		10,273,416
News America, Inc.,
6.150%, 03/01/37		6,075,000	[2]	5,665,454
6.200%, 12/15/34		3,440,000		3,238,746
6.400%, 12/15/35		5,820,000		5,620,706
Nextel Communications, Inc.,
5.950%, 03/15/14		18,220,000		17,394,816
6.875%, 10/31/13		20,000		20,080
ONEOK Partners, LP, 6.650%, 10/01/36		3,500,000		3,452,186
Owens & Minor, Inc., 6.350%, 04/15/16		1,355,000		1,374,539
Owens Corning, Inc.,
6.500%, 12/01/16		1,265,000		1,221,770
7.000%, 12/01/36		4,990,000		4,856,493
Pemex Project Funding Master Trust, 8.625%, 12/01/23		950,000		1,174,675
Penney (JC), Co., 7.125%, 11/15/23		18,000		18,945
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		625,373		630,595
Plains All American Pipeline LP,
6.125%, 01/15/17		2,770,000	[2]	2,772,598
6.650%, 01/15/37		5,960,000		5,928,752
Pulte Homes, Inc.,
5.200%, 02/15/15		3,165,000		2,639,043
6.000%, 02/15/35		10,150,000	[2]	7,398,518
6.375%, 05/15/33		4,570,000		3,472,839
Qantas Airways Ltd., 6.050%, 04/15/16 (a)		11,800,000		11,714,509
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000		547,150
7.625%, 08/03/21		1,435,000	[2]	1,341,725
7.750%, 02/15/31		1,705,000		1,555,812
Qwest Corp.,
6.875%, 09/15/33		820,000	[2]	766,700
7.250%, 09/15/25		560,000		550,200
R.H. Donnelley Corp.,
6.875%, 01/15/13		305,000	[2]	288,225
6.875%, 01/15/13		1,050,000		992,250
8.875%, 01/15/16		1,415,000		1,441,531
Raytheon Co.,
7.000%, 11/01/28		1,500,000		1,643,390
7.200%, 08/15/27		800,000		896,726
Reynolds American, Inc.,
6.750%, 06/15/17		8,170,000		8,356,072
7.250%, 06/15/37		2,000,000		2,090,750
Safeway, Inc., 6.350%, 08/15/17		8,000,000		8,128,184
Samsung Electronics Co. Ltd., 7.700%, 10/01/27 (a)		4,695,000		5,315,933
Schering-Plough Corp., 5.300%, 12/01/13		1,500,000		1,489,930
Southern Natural Gas Co.,
5.900%, 04/01/17 (a)		4,765,000		4,637,274
7.350%, 02/15/31		1,000,000		1,047,196
Sprint Capital Corp., 6.875%, 11/15/28		27,000		26,058
Sprint Nextel Corp., 6.000%, 12/01/16		48,000		46,105
Talisman Energy, Inc.,
5.850%, 02/01/37		2,425,000		2,162,186
6.250%, 02/01/38		3,520,000		3,316,079
Teck Cominco Ltd., 7.000%, 09/15/12		1,000,000		1,072,368
Telecom Italia Capital, 6.000%, 09/30/34		3,210,000		2,984,703
Telecom Italia S.p.A., 6.375%, 11/15/33		3,170,000		3,059,319
Telefonica Emisiones SAU, 7.045%, 06/20/36		12,125,000		12,915,320
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)		250,000		290,954
TELUS Corp., 4.950%, 03/15/17	CAD	7,115,000		6,627,147
Tennessee Gas Pipeline Co., 7.000%, 10/15/28		2,395,000		2,437,859
Texas Eastern Transmission LP, 6.000%, 09/15/17 (a)		3,000,000		2,989,260

Managers Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Industrial - 42.2% (continued)
Time Warner, Inc.,
6.500%, 11/15/36		$3,360,000	[2]	$3,241,651
6.625%, 05/15/29		1,995,000		1,953,791
6.950%, 01/15/28		855,000		874,766
7.625%, 04/15/31		560,000		609,104
7.700%, 05/01/32		365,000		400,775
Toro Co., The, 6.625%, 05/01/37		6,810,000		6,796,326
Transocean, Inc., 7.375%, 04/15/18		500,000		550,701
U.S. Steel Corp.,
6.050%, 06/01/17		2,115,000		2,023,886
6.650%, 06/01/37		1,220,000		1,125,517
Union Pacific Corp., 5.375%, 06/01/33		2,525,000		2,163,188
United Airlines, Inc., 6.636%, 07/02/22		18,390,000		18,390,000
USG Corp, 6.300%, 11/15/16		1,410,000		1,279,651
Vale Overseas Ltd., 6.875%, 11/01/36		3,665,000		3,775,929
Verizon Global Funding Corp., 5.850%, 09/15/35		11,400,000	[2]	10,890,238
Verizon Maryland, Inc., 5.125%, 06/15/33		845,000		697,248
Verizon New York, Inc., Series B, 7.375%, 04/01/32		3,090,000		3,289,722
Viacom, Inc., 6.875%, 04/30/36		4,160,000		4,142,669
Vondafone Group PLC,
5.000%, 09/15/15		4,465,000		4,213,018
6.150%, 02/27/37		16,500,000		15,833,235
Watson Pharmaceuticals, Inc., 1.750%, 03/15/23		515,000		500,194
Weatherford International, Inc., 6.500%, 08/01/36		1,565,000		1,540,785
Wellpoint, Inc., 6.375%, 06/15/37		13,650,000		13,531,327
Western Union Co., 6.200%, 11/17/36		12,735,000		12,269,459
White Pine Hydro LLC,
6.310%, 07/10/17 (a)		1,700,000		1,730,918
6.960%, 07/10/37 (a)		1,645,000		1,674,367
Williams Co., Inc., Series A, 7.500%, 01/15/31		1,000,000	[2]	1,037,500
XTO Energy, Inc.,
6.100%, 04/1/36		190,000		183,779
6.750%, 08/01/37		2,770,000		2,890,301
Total Industrial				719,082,892
Utility - 5.9%
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34 (a)		10,805,000		10,993,655
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		6,910,000		6,425,022
Commonwealth Edison,
4.700%, 04/15/15		1,465,000		1,356,841
5.875%, 02/01/33		5,000,000		4,679,615
Constellation Energy Group, Inc., 4.550%, 06/15/15		1,675,000		1,519,228
Dominion Resources, Inc., 5.950%, 06/15/35		740,000		693,521
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15		300,000	[2]	342,958
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27		2,900,000		3,242,873
Enersis SA, Yankee, 7.400%, 12/01/16		225,000		242,342
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		2,410,000		2,392,744
6.375%, 09/30/36 (a)		3,605,000		3,448,009
Mackinaw Power LLC, 6.296%, 10/31/23 (a)		10,545,000		10,939,594
Methanex Corp., 6.000%, 08/15/15		3,825,000		3,607,461
MidAmerican Energy Holdings Co.,
5.875%, 10/01/12		750,000		761,580
6.125%, 04/01/36		2,305,000	[2]	2,237,659
6.500%, 09/15/37 (a)		6,450,000		6,519,686
NiSource Finance Corp.,
6.150%, 03/01/13		1,250,000		1,277,924
6.400%, 03/15/18		31,155,000		31,383,771
Oneok, Inc., 6.000%, 06/15/35		4,010,000		3,687,259
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,250,156
Toledo Edison Co., 6.150%, 05/15/37		2,390,000		2,230,728
Total Utility				100,232,626
Total Corporate Bonds (cost $1,029,373,766)				1,034,465,286
Foreign Government - 5.6%
Alberta, Province of, Series CS, Sinking Fund, 5.930%, 09/16/16	CAD	175,271		186,282

Managers Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Foreign Government - 5.6% (continued)
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,500,000		$3,165,576
12.500%, 01/05/22	BRL	5,160,000		3,636,491
Canada Government,
2.750%, 12/01/07	CAD	3,920,000		3,930,917
4.250%, 09/01/08	CAD	25,410,000		25,554,339
4.250%, 12/01/08	CAD	820,000		824,815
Canada Housing Trust, 4.100%, 12/15/08	CAD	3,340,000		3,347,891
Canadian Government Bond, 5.750%, 06/01/33	CAD	2,145,000		2,577,062
Eurofima, 10.000%, 11/03/08	ISK	50,700,000		795,939
European Investment Bank,
4.600%, 01/30/37 (a)	CAD	7,270,000		6,757,851
6.364%, 03/10/21 [4]	AUD	5,000,000		1,910,302
10.491%, 09/12/08 (a) [4]	BRL	13,323,060		6,588,126
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000		2,911,969
12.950%, 05/11/09 [4]	BRL	6,500,000		2,893,617
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	133,460,000		12,254,638
Mexican Government, 9.000%, 12/20/12	MXN	54,500,000		5,241,515
Nordic Investment Bank, 13.000%, 09/12/08	ISK	479,800,000		7,764,390
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000		5,624,918
Total Foreign Government (cost $84,553,048)				95,966,638
U.S. Government and Agency Obligations - 25.8%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold Pool, 5.000%, 12/01/31		193,836		186,091
Federal National Mortgage Association - 0.6%
FNMA, 2.290%, 02/19/09	SGD	3,800,000		2,542,646
FNMA, 4.000%, 10/01/18		8,809,280		8,328,133
FNMA, 6.000%, 07/01/29		20,424		20,602
Total Federal National Mortgage Association				10,891,381
U.S. Treasury Notes - 14.9%
USTN, 4.500%, 09/30/11 to 02/15/36		110,490,000	[2]	106,872,354
USTN, 4.625%, 11/30/08		63,500,000	[2]	63,986,156
USTN, 4.750%, 02/15/37		84,810,000	[2]	83,637,247
Total U.S. Treasury Notes				254,495,757
U.S. Treasury Bonds - 10.3%
USTB, 5.375%, 02/15/31		163,160,000	[2]	174,657,722
Total U.S. Government and Agency Obligations (cost $424,575,890)		432,229,934		440,230,951
Mortgage-Backed Security - 0.3%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37		1,500,000		1,519,208
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 08/25/20		3,337,096		3,275,540
Total Mortgage-Backed Security (cost $4,683,305)				4,794,748
Asset-Backed Security - 0.2%
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18		139,210		137,844
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		3,225,000		3,027,253
Continental Airlines, Inc., 6.795%, 08/02/20		48,352		45,058
Total Asset-Backed Security (cost $2,970,738)				3,210,155
Municipal Bond - 1.2%
MI Tobacco Settlement, 7.309%, 06/01/34		3,210,000		3,168,045
Tobacco Settlement Financing Corp., 6.706%, 06/01/46		19,540,000		18,140,350
Total Municipal Bond (cost $22,691,881)				21,308,395
		Shares
Preferred Stock - 0.3%
Entergy New Orleans, Inc., 4.750%		482		36,105
Entergy New Orleans, Inc., 5.560%		100		8,438
Newell Financial Trust I, 5.250%		84,628		3,945,780
Wisconsin Electric Power Co., 3.600%		3,946		284,112
Total Preferred Stock (cost $3,880,632)				4,274,435
Other Investment Companies - 28.0%[1]
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]		414,718,620		414,718,620
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%		62,894,874		62,894,874
Total Other Investment Companies (cost $477,613,494)				477,613,494
Total Investments - 122.1% (cost $2,050,342,754)				2,081,864,102
Other Assets, less Liabilities - (22.1)%				(376,189,484)
Net Assets - 100.0%				$1,705,674,618

Managers Global Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Corporate Bonds - 40.9%
Finance - 21.0%
American Express Co., 6.150%, 08/28/17	USD	185,000		$186,693
ASIF Global Financial, 2.380%, 02/26/09 (a)	SGD	500,000		334,484
Barclays Financial LLC,
3.157%, 03/23/09, (12/23/07) (a) [4,6]	KRW	307,770,000		341,062
4.060%, 09/16/10 (a)	KRW	220,000,000		237,188
4.460%, 09/23/10 (a)	KRW	110,000,000		117,221
Bayerische Landesbank, 3.125%, 02/10/09	CHF	485,000		418,021
BSkyB Finance PLC, 5.750%, 10/20/17	GBP	105,000		202,737
Canara Bank, 6.365%, 11/28/21 [7]	USD	800,000	[2]	742,071
CIT Group, Inc., 5.500%, 12/01/14	GBP	620,000		1,095,820
Cosan Finance Ltd., 7.000%, 02/01/17 (a)	USD	100,000	[2]	96,000
Depfa ACS Bank,
0.750%, 09/22/08	JPY	150,000,000		1,303,293
1.875%, 05/07/09	CHF	140,000		118,458
Ford Motor Credit Co., 5.700%, 01/15/10	USD	570,000		536,030
General Electric Capital Corp.,
2.250%, 02/09/09	CHF	350,000		296,355
5.250%, 04/15/13 (b)	USD	1,000,000		982,937
Goldman Sachs Group, Inc., 5.014%, 05/23/16, (11/23/07) [6]	EUR	350,000		478,706
Host Hotels & Resorts LP, 6.875%, 11/01/14	USD	400,000		399,000
Host Marriott LP, 6.375%, 03/15/15	USD	35,000		34,212
HSBC Bank USA, N.A., 3.771%, 04/18/12 (a) [4]	MYR	3,560,000		881,250
HSBC Bank,
1.790%, 09/18/15	JPY	100,000,000		843,524
3.809%, 05/17/12 (a) [4]	MYR	1,500,000		369,552
ICICI Bank Ltd., 6.375%, 04/30/22 (a) [7]	USD	280,000		261,828
Instituto de Credito Oficial. 8.000%, 09/28/09	JPY	130,000,000		1,126,603
ISA Capital do Brasil SA, 7.875%, 01/30/12 (a)	USD	100,000	[2]	101,500
JP Morgan Chase & Co., 3.983%, 06/08/12 (a) [4]	MYR	1,935,435		472,002
JPMorgan Chase of London, 8.241%, 10/21/10 (a) [4]	IDR	2,680,548,500		228,865
KfW Bankengruppe, 2.050%, 02/16/26	JPY	120,000,000		1,013,679
Kreditanstalt fuer Wiederaufbau, 1.850%, 09/20/10	JPY	315,000,000	[2]	2,801,040
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13	GBP	120,000		232,240
Muenchener Hypothekenbank eG, 5.000%, 01/16/12 (a)	EUR	685,000		997,678
Network Rail MTN Finance PLC, 4.875%, 03/06/09	GBP	210,000		426,085
Oesterreichische Kontrollbank AG, 1.800%, 03/22/10	JPY	20,000,000		177,217
Qwest Capital Funding, Inc., 6.875%, 07/15/28	USD	15,000		12,862
Rabobank, 13.500%, 01/28/08 (a)	ISK	10,000,000		161,233
SLM Corp, 5.000%, 10/01/13	USD	310,000		270,691
Wells Fargo Co., 4.625%, 11/02/35	GBP	100,000		172,420
White Mountains Re Group, 6.375%, 03/20/17 (a)	USD	285,000		277,043
Total Finance				18,747,600
Industrial - 17.9%
Albertson’s, Inc.,
6.625%, 06/01/28	USD	65,000		57,650
7.450%, 08/01/29	USD	295,000		283,968
7.750%, 06/15/26	USD	5,000		4,971
Axtel SAB de CV, 7.625%, 02/01/17 (a)	USD	40,000		39,400
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	320,000		289,584
Bell Canada,
5.000%, 02/15/17	CAD	160,000		134,325
6.100%, 03/16/35	CAD	45,000		37,098
6.550%, 05/01/29 (a)	CAD	10,000		8,674
7.300%, 02/23/32	CAD	25,000		23,175
Bertelsmann AG, 3.625%, 10/06/15	EUR	180,000		227,956
Bite Finance International, 8.230%, 03/15/14, (12/15/07) (a) [6]	EUR	170,000		244,835
Cardinal Health, Inc., 6.000%, 06/15/17 (a)	USD	295,000		294,322
Cargill, Inc., 5.600%, 09/15/12 (a)	USD	350,000		352,687
Chesapeake Energy Corp.,
6.500%, 08/15/17	USD	115,000	[2]	111,838
6.875%, 11/15/20	USD	170,000		166,388
Comcast Corp.,
4.950%, 06/15/16	USD	335,000		310,347
6.950%, 08/15/37	USD	340,000		356,867

Managers Global Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Industrial -17.9% (continued)
Community Health Systems, 8.875%, 07/15/15 (a)	USD	225,000		$231,188
Corning, Inc., 6.750%, 09/15/13	USD	125,000		134,153
Couche-Tard US LP/Couche-Tard Finance Corp., 7.500%, 12/15/13	USD	160,000		162,800
CSX Corp.,
5.600%, 05/01/17	USD	60,000		57,509
6.000%, 10/01/36	USD	505,000		472,853
CVS Caremark Corp, 5.750%, 06/01/17	USD	365,000		356,259
DaimlerChrysler N.A. Holdings Corp., 4.875%, 06/15/10	USD	95,000		93,922
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	380,000	[2]	378,100
Edcon Proprietary Ltd., 7.980%, 06/15/14, (12/15/07) (a) [6]	EUR	510,000	[2]	674,506
France Telecom, 3.625%, 10/14/15	EUR	210,000		270,360
Georgia-Pacific Corp.,
7.125%, 01/15/17 (a)	USD	105,000		101,588
7.250%, 06/01/28	USD	160,000		146,400
Hanaro Telecom, Inc., 7.000%, 02/01/12 (a)	USD	50,000	[2]	48,250
HCA, Inc.,
6.375%, 01/15/15	USD	70,000		59,675
6.625%, 02/15/16	USD	160,000	[2]	136,000
7.690%, 06/15/25	USD	5,000		4,107
Hilcorp Energy I LP/Hilcorp Finance Co., 7.750%, 11/01/15 (a)	USD	170,000		166,175
Hospira, Inc.,
5.550%, 03/30/12	USD	230,000		229,728
6.050%, 03/30/17	USD	65,000		63,943
Host Marriott LP, 6.750%, 06/01/16	USD	140,000		138,600
Kraft Foods, Inc., 6.000%, 02/11/13	USD	450,000		463,247
L-3 Communications Corp,
5.875%, 01/15/15	USD	125,000		120,000
6.125%, 01/15/14	USD	15,000		14,700
6.125%, 07/15/13	USD	55,000		54,038
Lafarge SA, 4.750%, 03/23/20	EUR	215,000		273,927
LPG International, Inc., 7.250%, 12/20/15	USD	120,000		120,660
Lucent Technologies, Inc., 6.450%, 03/15/29	USD	595,000		493,850
Mosaic Co.,
7.375%, 12/01/14 (a)	USD	110,000		115,500
7.625%, 12/01/16 (a)	USD	35,000		37,319
News America Inc., 6.150%, 03/01/37	USD	420,000		391,686
Owens & Minor, Inc., 6.350%, 04/15/16	USD	530,000		537,643
Pemex Project Funding Master Trust, 6.625%, 04/04/10	EUR	390,000		575,915
PPR, 4.000%, 01/29/13	EUR	210,000		278,252
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	USD	40,000		35,300
7.250%, 02/15/11	USD	75,000		75,375
7.750%, 02/15/31	USD	65,000	[2]	59,312
Qwest Corp.,
6.500%, 06/01/17 (a)	USD	46,000		45,080
6.875%, 09/15/33	USD	75,000	[2]	70,125
7.250%, 09/15/25	USD	83,000		81,548
7.250%, 10/15/35	USD	158,000		152,075
R.H. Donnelley Corp,
6.875%, 01/15/13	USD	250,000		236,250
6.875%, 01/15/13	USD	55,000	[2]	51,975
Reynolds American, Inc., 6.750%, 06/15/17	USD	255,000		260,808
Sappi Papier Holding AG, 7.500%, 06/15/32 (a)	USD	370,000		334,141
Shaw Communications,
5.700%, 03/02/17	CAD	315,000		296,762
7.200%, 12/15/11	USD	5,000		5,112
SK Telecom Co. Ltd., 6.625%, 07/20/27 (a)	USD	725,000	[2]	735,081
Sprint Nextel Corp., 6.000%, 12/01/16	USD	404,000		388,052
Stena AB, 7.000%, 12/01/16	USD	90,000		89,550
Telecom Italia Capital,
4.950%, 09/30/14	USD	290,000		274,098
6.000%, 09/30/34	USD	145,000	[2]	134,823
Telecom Italia S.p.A., 6.375%, 11/15/33	USD	125,000		120,636
Telefonica Emisiones SAU, 6.221%, 07/03/17	USD	265,000		267,707
Time Warner, Inc.,
6.625%, 05/15/29	USD	310,000		303,597
6.950%, 01/15/28	USD	85,000		86,965

Managers Global Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Industrial -17.9% (continued)
Union Pacific Corp.,
5.375%, 06/01/33	USD	86,000		$73,677
5.450%, 01/31/13	USD	180,000		178,624
5.650%, 05/01/17	USD	297,000		288,860
Vale Overseas Ltd., 6.875%, 11/01/36	USD	405,000		417,257
Wendel Investissement,
4.375%, 08/09/17	EUR	200,000		253,666
4.875%, 05/26/16	EUR	200,000		268,904
Total Industrial				15,932,298
Utility - 2.0%
Majapahit Holding BV, 7.250%, 06/28/17 (a)	USD	200,000	[2]	196,000
Nisource Finance Corp., 6.400%, 03/15/18	USD	365,000		367,680
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	540,000		498,690
TXU Corp.,
6.500%, 11/15/24	USD	410,000		328,615
6.550%, 11/15/34	USD	190,000		149,010
Veolia Environment,
4.000%, 02/12/16	EUR	60,000		77,345
5.125%, 05/24/22	EUR	155,000		203,992
Total Utility				1,821,332
Total Corporate Bonds (cost $35,679,019)				36,501,230
Foreign Government and Agency Obligations - 34.8%
Argentina, Republic of, 2.000%, 09/30/14 [7]	ARS	640,000		203,207
Belgium Kingdom, 5.500%, 9/28/17	EUR	2,520,000		3,880,813
Bundesobligation, 3.250%, 04/17/09	EUR	1,660,000		2,337,573
Bundesrepublik Deutschland,
3.750%, 01/04/17	EUR	2,609,000		3,566,378
4.000%, 04/13/12	EUR	300,000		424,861
6.500%, 07/04/27	EUR	615,000		1,090,108
Canadian Government,
4.250%, 09/01/09	CAD	125,000		125,973
4.500%, 06/01/15	CAD	545,000		554,238
Colombia, Republic of,
7.375%, 01/27/17	USD	100,000	[2]	108,750
9.850%, 06/28/27	COP	245,000,000		122,907
11.750%, 03/01/10	COP	136,000,000		70,637
12.000%, 10/22/15	COP	422,000,000		235,878
Deutschland, Republic of, 3.750%, 07/04/13	EUR	680,000		947,466
Development Bank of Japan,
1.400%, 06/20/12	JPY	228,000,000		1,993,752
1.750%, 06/21/10	JPY	171,000,000	[2]	1,515,788
European Investment Bank, 1.250%, 09/20/12	JPY	210,000,000	[2]	1,829,879
Inter-American Development Bank, 13.000%, 06/20/08	ISK	16,000,000		256,968
International Bank for Reconstruction & Development, 2.000%, 02/18/08	JPY	58,000,000	[2]	506,603
Irish Government, 4.600%, 04/18/16	EUR	590,000		852,252
Netherlands Government SA, 5.500%, 01/15/28	EUR	190,000		301,295
Republica Orient Uruguay, 4.250%, 04/05/27	UYU	17,730,000		869,556
Singapore Government,
3.625%, 07/01/11	SGD	1,500,000		1,056,978
4.625%, 07/01/10	SGD	1,195,000		857,044
South Africa, Republic of, 4.500%, 04/05/16	EUR	385,000		518,640
Swedish Government, 4.000%, 12/01/09	SEK	10,865,000	[2]	1,682,498
U.K. Gilts,
4.000%, 09/07/16	GBP	695,000		1,319,712
4.750%, 03/04/20	GBP	1,585,000		3,183,361
5.000%, 03/07/25	GBP	315,000		656,869
Total Foreign Government and Agency Obligations (cost $29,432,689)				31,069,984
U.S. Government and Agency Obligations - 17.1%[8]
Federal Home Loan Mortgage Corporation - 2.5%
FHLMC Gold Pool, 4.000%, 02/01/20	USD	55,754		52,553
FHLMC Gold Pool, 4.500%, 04/01/35	USD	259,679		241,636
FHLMC Gold Pool, 5.000%, 07/01/35	USD	1,073,595		1,025,785
FHLMC Gold Pool, 5.500%, 12/01/15	USD	735,245		735,954
FHLMC Gold Pool, 6.000%, 05/01/18 to 10/01/20	USD	64,936		65,816
FHLMC Gold Pool, 6.500%, 08/01/35 to 10/01/35	USD	60,731		61,896
Total Federal Home Loan Mortgage Corporation				2,183,640

Managers Global Bond Fund - 9/30/2007

Security Description		Principal Amount		Value
Federal National Mortgage Association - 9.7%
FNMA Gold Pool, 6.000%, 10/01/20 to 04/01/35	USD	198,814		$200,038
FNMA, 1.750%, 03/26/08	JPY	140,000,000		1,223,299
FNMA, 2.290%, 02/19/09	SGD	400,000		267,647
FNMA, 4.500%, 05/01/20 to 09/01/35	USD	352,681		342,621
FNMA, 5.000%, 03/01/20 to 03/01/37	USD	1,772,935		1,701,438
FNMA, 5.500%, 11/01/16 to 04/01/36	USD	2,637,321		2,586,733
FNMA, 6.000%, 06/01/17 to 05/01/35	USD	2,239,678		2,252,959
FNMA, 6.500%, 10/01/35	USD	74,457		76,048
Total Federal National Mortgage Association				8,650,783
Government National Mortgage Association - 1.8%
GNMA, 5.500%, 11/20/34 to 02/20/36	USD	107,914		106,078
GNMA, 6.000%, 10/20/35 to 07/20/37	USD	997,680		1,002,823
GNMA, 6.500%, 09/20/36	USD	445,306		455,108
Total Government National Mortgage Association				1,564,009
U.S. Treasury Notes - 3.1%
USTN, 3.000%, 02/15/08	USD	1,700,000		1,693,095
USTN, 5.000%, 07/31/08	USD	1,075,000	[2]	1,082,474
Total U.S. Treasury Notes				2,775,569
Total U.S. Government and Agency Obligations (cost $15,054,764)				15,174,001
Asset-Backed Security - 2.0%
DaimlerChrysler Auto Trust, Series 2004-B, Class A4, 3.710%, 10/08/09	USD	25,956		25,814
DaimlerChrysler Auto Trust, Series 2005-A, Class A4, 3.740%, 02/08/10	USD	323,339		320,862
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 04/10/37	USD	385,000		385,667
Honda Auto Receivables Owner Trust, 4.930%, 03/18/11	USD	100,000		99,764
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10	USD	330,000		326,367
MBNA Credit Card Master Note Trust, 4.300%, 02/15/11	USD	410,000		407,637
Merrill Lynch/Countrywide Mortgage Trust, 5.439%, 2/12/39 [7]	USD	235,000		236,933
Total Asset-Backed Security (cost $1,811,248)				1,803,044
Other Investment Companies - 17.9%[1]		Shares
Bank of New York Institutional Cash Reserves Fund, 5.45%[3]		12,824,750		12,824,750
JPMorgan Prime Money Market Fund, Institutional Class Shares, 5.20%		3,178,936		3,178,936
Total Other Investment Companies (cost $16,003,686)				16,003,686
Total Investments - 112.7% (cost $97,981,406)				100,551,946
Other Assets, less Liabilities - (12.7)%				(11,353,228)
Net Assets - 100.0%				$89,198,718

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2007, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$63,350,159	$16,218,150	$(1,794,375)	$14,423,775
Essex Large Cap Growth	71,071,156	13,164,290	(1,059,503)	12,104,787
Small Company	40,561,169	7,064,480	(1,750,101)	5,314,379
Special Equity	2,171,830,251	565,902,135	(103,875,742)	462,026,393
International Equity	192,428,035	81,196,594	(2,752,769)	78,443,825
Emerging Markets Equity	152,622,207	78,853,431	(1,186,665)	77,666,766
Bond	2,050,342,754	50,165,485	(18,644,137)	31,521,348
Global Bond	97,983,433	3,008,020	(439,507)	2,568,513

*	Non-income-producing security

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2007, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
International Equity	$1,009,990	0.3%
Emerging Markets Equity	4,721,235	2.2%
Bond	128,018,035	7.5%
Global Bond	9,000,342	10.1%

(b)	Step Bond. High-yield debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for an investment company represents its September 30, 2007, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of September 30, 2007, amounting to:

Fund	Market Value	% of Net Assets
Value	$6,129,676	8.5%
Essex Large Cap Growth	15,834,061	28.8%
Small Company	4,527,083	15.4%
Special Equity	222,227,545	9.5%
International Equity	6,780,426	2.2%
Emerging Markets Equity	15,080,988	7.1%
Bond	406,991,489	23.9%
Global Bond	12,296,715	13.8%

[3]	Collateral received from brokers for securities lending was invested in this short term investment.
[4]	Indicates yield to maturity at September 30, 2007.
[5]

Affiliated Company—An affiliated company is a company that is directly or indirectly controlled by a related party or a company in which a fund has ownership of at least 5% of the voting securities. Transactions as of September 30, 2007 with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies - Special Equity

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value September 30, 2007
Terayon Communication Systems, Inc.		$14,650,501	—	$0

[6]	Floating Rate Security. The rate listed is as of September 30, 2007. Date in parenthesis represents the security’s next coupon rate reset.
[7]	Variable Rate Security. The rate listed is as of September 30, 2007 and is periodically reset subject to terms and conditions set forth in the debenture.
[8]

Mortgage-backed obligations and other assets are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity. The interest rate shown is the rate in effect at September 30, 2007.

#	Rounds to less than 0.1%.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between September 30, 2007:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/ (Loss)
Japanese Yen	10	Long	12/13/07	$92,599

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at September 30, 2007, were as follows:

Foreign Currency	Position	Settlement Date	Receivable Amount	Payable Amount	Unrealized Gain/(Loss)
International Equity
Canadian Dollar	Short	10/1/07	$(460,872)	$(456,266)	$(4,606)
Euro-Dollar	Short	10/2/07-10/3/07	(1,159,809)	(1,157,493)	(2,316)
Norwegian Krone	Short	10/3/07	(133,519)	(132,996)	(523)
Euro-Dollar	Long	10/1/07-10/3/07	519,453	516,750	2,703
Japanese Yen	Long	10/1/07	92,338	92,598	(260)
Pound Sterling	Long	10/1/07-10/2/07	174,389	171,964	2,425
Swiss Franc	Long	10/1/07–10/3/07	669,815	670,262	(447)

Total			$(298,205)	$(295,181)	$(3,024)

Global Bond
Canadian Dollar	Short	10/1/07	$(786,374)	$(777,819)	$(8,555)
Egyptian Pound	Short	10/1/07	(403,467)	(403,517)	50
Euro-Dollar	Short	10/1/07	(5,814,784)	(5,762,410)	(52,374)
Iceland Krona	Short	10/1/07	(176,308)	(174,370)	(1,938)
Japanese Yen	Short	10/1/07	(4,262,731)	(4,243,520)	(19,211)
Malaysian Ringgit	Short	10/2/07	(371,093)	(369,629)	(1,464)
Pound Sterling	Short	10/1/07	(2,199,459)	(2,165,893)	(33,566)
Singapore Dollar	Short	10/2/07	(724,462)	(721,838)	(2,624)
Swedisk Krona	Short	10/1/07	(671,861)	(662,481)	(9,380)
Swiss Franc	Short	10/1/07	(323,191)	(321,811)	(1,380)
Uruguayan Peso	Short	10/1/07	(359,227)	(359,305)	78

Total			$(16,092,957)	$(15,962,593)	$(130,364)

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC:	Federal Home Loan Mortgage Corp.	USTB:	United States Treasury Bond
FNMA:	Federal National Mortgage Association	USTN:	United States Treasury Note
GNMA:	Government National Mortgage Association	GMAC:	General Motors Acceptance Corp.

Registered shares:	A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

ARS:	Argentine Peso	ISK:	Icelandic Krona	PHP:	Philippine Peso
AUD:	Australian Dollar	IDR:	Indonesian Rupiah	SEK:	Swedish Krona
BRL:	Brazilian Real	ILS:	Israeli Shekel	SGD:	Singapore Dollar
CAD:	Canadian Dollar	JPY:	Japanese Yen	THB:	Thailand Baht
COP:	Columbian Peso	KRW:	South Korean Won	UYU:	Uruguayan Peso
CZK:	Czech Koruna	MXN:	Mexican Peso	TWD:	Taiwan Dollar
EUR:	Euro	MYR:	Malaysian Ringgit	ZAR:	South African Rand
GBP:	British Pound	NOK:	Norwegian Krone
HKD:	Hong Kong Dollar	NZD:	New Zealand Dollar

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	November 26, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	November 26, 2007